UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates, Inc.

477 Jericho Turnpike

Syosset, NY 11791

(Name and address of agent for Service)

Registrant’s telephone number, including area code: 516-390-5555

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Spirit of America Real Estate Income and Growth Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited)

	Shares	Market Value
Common Stocks 98.43%

Apartments (REITs) 16.04%
Apartment Investment & Management Co., Class A	117,600	$4,628,736
AvalonBay Communities, Inc.	30,000	5,227,500
Camden Property Trust	40,000	3,125,200
Equity Residential	58,800	4,578,168
Essex Property Trust, Inc.	17,971	4,131,533
UDR, Inc.	28,364	965,227

		22,656,364
Diversified (REITs) 11.21%
CorEnergy Infrastructure Trust, Inc.	10,000	69,300
Coresite Realty Corp.	39,172	1,906,893
Digital Realty Trust, Inc.	90,300	5,956,188
DuPont Fabros Technology, Inc.	23,700	774,516
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	48,408	884,898
Lexington Realty Trust	185,000	1,818,550
STAG Industrial, Inc.	30,000	705,600
Vornado Realty Trust	10,000	1,120,000
Washington Real Estate Investment Trust	20,000	552,600
WP Carey, Inc.	30,000	2,040,000

		15,828,545
Energy 10.14%
Calumet Specialty Products Partners LP	180,830	4,348,962
DCP Midstream Partners LP	11,000	406,450
Enbridge Energy Management LLC *	1	37
Enbridge Energy Partners LP	29,312	1,055,525
Enterprise Products Partners LP	79,202	2,608,122
Magellan Midstream Partners LP	15,000	1,150,650
Marlin Midstream Partners LP	29,000	641,190
Targa Resources Partners LP	30,000	1,240,800
USA Compression Partners LP	50,000	1,023,500
Western Gas Partners LP	14,980	986,433
Williams Partners LP	17,334	853,179

		14,314,848
Financials 3.02%
Arlington Asset Investment Corp.	103,200	2,482,992
Ashford, Inc. *	1,580	187,641
NorthStar Asset Management Group, Inc.	68,000	1,587,120

		4,257,753
Health Care (REITs) 4.42%
HCP, Inc.	50,000	2,160,500
Health Care REIT, Inc.	17,300	1,338,328
Ventas, Inc.	37,650	2,749,203

		6,248,031

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Real Estate Income and Growth Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Shares	Market Value
Common Stocks 98.43% - continued

Hotels (REITs) 10.94%
Ashford Hospitality Trust, Inc.	160,000	$1,539,200
Chesapeake Lodging Trust	25,000	845,750
DiamondRock Hospitality Co.	250,000	3,532,500
FelCor Lodging Trust, Inc.	177,700	2,041,773
LaSalle Hotel Properties	23,900	928,754
Pebblebrook Hotel Trust	78,414	3,651,740
RLJ Lodging Trust	30,000	939,300
Ryman Hospitality Properties, Inc.	10,000	609,100
Strategic Hotels & Resorts, Inc. *	110,000	1,367,300

		15,455,417
Industrial (REITs) 3.37%
First Industrial Realty Trust, Inc.	18,808	403,055
ProLogis, Inc.	100,000	4,356,000

		4,759,055
Manufactured Homes (REITs) 1.77%
Equity Lifestyle Properties, Inc.	15,050	826,998
Sun Communities, Inc.	25,000	1,668,000

		2,494,998
Office Space (REITs) 17.74%
BioMed Realty Trust, Inc.	120,000	2,719,200
Boston Properties, Inc.	24,000	3,371,520
City Office REIT, Inc.	82,500	1,050,225
CyrusOne, Inc.	32,837	1,021,887
First Potomac Realty Trust	10,000	118,900
Hudson Pacific Properties, Inc.	83,900	2,784,641
Kilroy Realty Corp.	80,000	6,093,600
NorthStar Realty Finance Corp.	90,000	1,630,800
QTS Realty Trust, Inc.	56,479	2,056,400
SL Green Realty Corp.	32,800	4,210,864

		25,058,037
Regional Malls (REITs) 7.62%
General Growth Properties, Inc.	40,000	1,182,000
Simon Property Group, Inc.	49,000	9,586,360

		10,768,360
Shopping Centers (REITs) 8.51%
Brixmor Property Group, Inc.	18,000	477,900
DDR Corp.	75,000	1,396,500
Federal Realty Investment Trust	40,000	5,888,400
Kimco Realty Corp.	74,250	1,993,613
Regency Centers Corp.	20,000	1,360,800
Weingarten Realty Investors	25,000	899,500

		12,016,713

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Real Estate Income and Growth Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Shares	Market Value
Common Stocks 98.43% - continued

Storage (REITs) 3.65%
CubeSmart	20,000	$483,000
Extra Space Storage, Inc.	25,000	1,689,250
Sovran Self Storage, Inc.	31,700	2,977,898

		5,150,148
Total Common Stocks (Cost $94,880,732)		139,008,269

Preferred Stocks 1.17%

Diversified (REITs) 0.54%
CorEnergy Infrastructure Trust, Inc., Series A, 7.38%	20,000	509,800
Wells Fargo Real Estate Investment Corp, Series A, 6.38%	10,000	260,200

		770,000
Energy 0.17%
Vanguard Natural Resources LLC, Series B, 7.63%	10,896	234,264

Hotels (REITs) 0.46%
FelCor Lodging Trust, Inc., Series C, 8.00%	25,500	651,525

Total Preferred Stocks (Cost $1,477,345)		1,655,789

Money Market 0.08%
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.09% (a)	107,884	107,884

Total Money Market (Cost $107,884)		107,884

Total Investments – 99.68% (Cost $96,465,961)		$140,771,942
Other Assets in Excess of Liabilities – 0.32%		457,257

NET ASSETS – 100.00%		$141,229,199

*	Non-income producing security.
(a)	Rate disclosed is the seven day yield as of March 31, 2015.

LP — Limited Partnership

REIT — Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Real Estate Income and Growth Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

Tax related: At March 31, 2015, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$45,801,189
Gross unrealized depreciation	(1,495,208)

Net unrealized appreciation	$44,305,981

Aggregate cost of securities for income tax purposes	$96,465,961

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Large Cap Value Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited)

	Shares	Market Value
Common Stocks 94.62%

Consumer Discretionary 12.05%
CBS Corp., Class B	6,400	$388,032
Comcast Corp., Class A	12,400	700,228
Ford Motor Co.	14,900	240,486
Home Depot, Inc. (The)	17,800	2,022,258
Johnson Controls, Inc.	12,000	605,280
Macy’s, Inc.	7,700	499,807
McDonalds Corp.	5,680	553,459
Ross Stores, Inc.	5,600	590,016
Time Warner, Inc.	12,200	1,030,168
Walt Disney Co. (The)	22,000	2,307,580
Wyndham Worldwide Corp.	5,500	497,585

		9,434,899
Consumer Staples 8.35%
Altria Group, Inc.	25,700	1,285,514
Hershey Co. (The)	2,950	297,685
Kimberly-Clark Corp.	3,200	342,752
Kraft Foods Group, Inc.	2,999	261,258
PepsiCo, Inc.	13,250	1,266,965
Philip Morris International, Inc.	9,400	708,102
Procter & Gamble Co.	9,900	811,206
Rite Aid Corp. *	71,500	621,335
Walgreens Boots Alliance, Inc.	6,150	520,782
Wal-Mart Stores, Inc.	5,124	421,449

		6,537,048
Energy 8.17%
Apache Corp.	3,000	180,990
Chevron Corp.	4,000	419,920
ConocoPhillips	13,550	843,623
Devon Energy Corp.	5,100	307,581
Enterprise Products Partners LP	11,296	371,977
EOG Resources, Inc.	4,700	430,943
Exxon Mobil Corp.	12,800	1,088,000
Halliburton Co.	7,100	311,548
Kinder Morgan, Inc.	2,700	113,562
Schlumberger Ltd.	6,375	531,930
Spectra Energy Partners LP	6,500	336,635
Targa Resources Partners LP	2,400	99,264
Teekay LNG Partners LP	11,000	410,850
Tesoro Corp.	2,000	182,580
Valero Energy Corp.	8,700	553,494
Williams Partners LP	4,333	213,270

		6,396,167

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Large Cap Value Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Shares	Market Value
Common Stocks 94.62% - continued

Financials 11.47%
American Express Co.	10,000	$781,200
Bank of America Corp.	43,100	663,309
Blackstone Group LP	5,000	194,450
Capital One Financial Corp.	2,500	197,050
Citigroup, Inc.	14,500	747,040
CME Group, Inc.	1,100	104,181
Goldman Sachs Group, Inc. (The)	4,615	867,482
Hartford Financial Services Group, Inc. (The)	14,000	585,480
Intercontinental Exchange Group, Inc.	100	23,327
JPMorgan Chase & Co.	20,227	1,225,352
MetLife, Inc.	10,875	549,731
Prudential Financial, Inc.	6,000	481,860
Synchrony Financial *	1,000	30,350
Travelers Cos., Inc. (The)	4,500	486,585
U.S. Bancorp	9,700	423,599
Wells Fargo & Co.	29,686	1,614,918

		8,975,914
Health Care 17.43%
AbbVie, Inc.	4,300	251,722
Actavis PLC *	6,500	1,934,530
Aetna, Inc.	3,800	404,814
Amgen, Inc.	3,250	519,513
Bristol-Myers Squibb Co.	8,700	561,150
Cardinal Health, Inc.	1,200	108,324
Celgene Corp. *	4,000	461,120
Gilead Sciences, Inc. *	8,000	785,040
Halyard Health, Inc. *	400	19,680
HCA Holdings, Inc. *	4,500	338,535
IMS Health Holdings, Inc. *	19,700	533,279
Johnson & Johnson	10,010	1,007,006
Mallinckrodt PLC *	2,000	253,300
McKesson Corp.	6,000	1,357,200
Medtronic PLC	10,229	797,760
Merck & Co., Inc.	15,500	890,940
Mylan NV *	8,200	486,670
Pfizer, Inc.	20,000	695,800
Thermo Fisher Scientific, Inc.	2,700	362,718
UnitedHealth Group, Inc.	15,800	1,868,982

		13,638,083

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Large Cap Value Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Shares	Market Value
Common Stocks 94.62% - continued

Industrials 8.12%
3M Co.	7,650	$1,261,867
American Airlines Group, Inc.	1,600	84,448
Boeing Co. (The)	6,200	930,496
Caterpillar, Inc.	3,000	240,090
CSX Corp.	32,750	1,084,680
Delta Air Lines, Inc.	1,600	71,936
Dover Corp.	2,200	152,064
General Electric Co.	32,881	815,778
Honeywell International, Inc.	6,200	646,722
Masco Corp.	5,000	133,500
Navios Maritime Holdings, Inc.	2,000	42,220
Pitney Bowes, Inc.	4,000	93,280
Tyco International PLC	7,700	331,562
United Continental Holdings, Inc. *	1,200	80,700
United Technologies Corp.	3,300	386,760

		6,356,103
Information Technology 18.13%
Adobe Systems, Inc. *	4,200	310,548
Apple, Inc.	25,200	3,135,636
Applied Materials, Inc.	17,800	401,568
Cisco Systems, Inc.	24,500	674,362
Cognizant Technology Solutions Corp., Class A *	10,100	630,139
Corning, Inc.	29,200	662,256
Hewlett-Packard Co.	11,000	342,760
Intel Corp.	26,400	825,528
International Business Machines Corp.	2,858	458,709
MasterCard, Inc., Class A	2,200	190,058
Micron Technology, Inc. *	5,700	154,641
Microsoft Corp.	36,550	1,485,940
NetApp, Inc.	3,000	106,380
Oracle Corp.	24,800	1,070,120
Paychex, Inc.	4,400	218,306
QUALCOMM, Inc.	8,800	610,192
Symantec Corp.	21,100	493,002
Texas Instruments, Inc.	14,925	853,486
Visa, Inc., Class A	13,400	876,494
Western Digital Corp.	3,500	318,535
Xerox Corp.	28,700	368,795

		14,187,455
Materials 3.65%
Ball Corp.	3,100	218,984
Dow Chemical Co. (The)	8,650	415,027

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Large Cap Value Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Shares	Market Value
Common Stocks 94.62% - continued

Materials 3.65% - continued
EI du Pont de Nemours & Co.	13,500	$964,845
Lyondellbasell Industries NV, Class A	4,850	425,830
Nucor Corp.	2,000	95,060
Packaging Corp. of America	9,380	733,422

		2,853,168
Real Estate Investment Trusts 2.83%
Apartment Investment & Management Co., Class A	5,000	196,800
DiamondRock Hospitality Co.	20,100	284,013
Digital Realty Trust, Inc.	5,400	356,184
HCP, Inc.	4,400	190,124
Health Care REIT, Inc.	6,000	464,160
ProLogis, Inc.	5,000	217,800
Simon Property Group, Inc.	2,600	508,664

		2,217,745
Telecommunication Services 2.41%
AT&T, Inc.	25,350	827,677
CenturyLink, Inc.	1,800	62,190
Verizon Communications, Inc.	20,440	993,997

		1,883,864
Utilities 2.01%
Exelon Corp.	5,400	181,494
NextEra Energy, Inc.	5,100	530,655
Wisconsin Energy Corp.	17,400	861,300

		1,573,449
Total Common Stocks (Cost $44,938,145)		74,053,895

Preferred Stocks 3.21%

Consumer Staples 0.14%
CHS, Inc., Series 3, 6.75%	2,000	52,040
CHS, Inc., Series 4, 7.50%	2,000	55,420

		107,460
Energy 0.52%
Callon Petroleum Co., Series A, 10.00%	5,000	244,200
Tsakos Energy Navigation Ltd., Series B, 8.00%	2,000	51,180
Vanguard Natural Resources LLC, Series B, 7.63%	3,000	64,500
Vanguard Natural Resources LLC, Series C, 7.75%	2,000	45,320

		405,200

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Large Cap Value Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Shares	Market Value
Preferred Stocks 3.21% - continued

Financials 1.52%
Aegon NV, 6.38%	5,000	$127,200
Aegon NV, 8.00%	3,000	85,260
American Financial Group, Inc., 6.38%	5,000	135,600
Bank of America Corp., Series W, 6.63%	2,000	51,720
BGC Partners, Inc., 8.13%	5,000	139,650
Capital One Financial Corp., Series D, 6.70%	2,000	53,320
Citigroup, Inc., Series L, 6.88%	3,000	80,160
Hancock Holding Co., 5.95%	2,500	60,469
JPMorgan Chase & Co, Series Y, 6.13%	4,000	101,600
JPMorgan Chase & Co., Series T, 6.70%	2,000	53,820
KKR Financial Holdings LLC, Series A, 7.38%	3,000	80,550
Ladenburg Thalmann Financial Services, Inc., Series A, 8.00%	7,000	168,000
Oxford Lane Capital Corp., 8.13%	2,000	50,600

		1,187,949
Health Care 0.07%
Peregrine Pharmaceuticals, Inc., Series E, 10.50%	2,500	55,625

Industrials 0.10%
Costamare, Inc., Series C, 8.50%	3,000	79,500

Real Estate Investment Trust 0.43%
American Capital Agency Corp., Series B, 7.75%	3,000	75,150
Digital Realty Trust, Inc., Series H, 7.38%	5,000	138,050
Inland Real Estate Corp., Series B, 6.95%	5,000	126,750

		339,950
Telecommunication Services 0.43%
Qwest Corp., 6.88%	2,000	52,640
Qwest Corp., 7.00%	5,000	132,500
Telephone & Data Systems, Inc., 7.00%	4,000	103,400
United States Cellular Corp., 7.25%	2,000	50,640

		339,180
Total Preferred Stocks (Cost $2,408,973)		2,514,864

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Large Cap Value Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Shares	Market Value
Money Market 2.37%
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.09% (a)	1,854,510	$1,854,510

Total Money Market (Cost $1,854,510)		1,854,510

Total Investments – 100.20% (Cost $49,201,628)		$78,423,269
Liabilities in Excess of Other Assets – (0.20)%		(155,978)

NET ASSETS – 100.00%		$78,267,291

*	Non-income producing security.
(a)	Rate disclosed is the seven day yield as of March 31, 2015.

Tax related: At March 31, 2015, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$29,616,550
Gross unrealized depreciation	(393,773)

Net unrealized appreciation	$29,222,777

Aggregate cost of securities for income tax purposes	$49,200,492

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited)

	Principal Amount	Market Value
Municipal Bonds 99.86%

Alabama 0.10%
Cullman County Health Care Authority, Refunding Revenue Bonds, Series A, Callable 02/01/19 @ 100, (OID), 6.75%, 02/01/29	$100,000	$109,850

Alaska 0.60%
Alaska Housing Finance Corp., Revenue Bonds, Series A, Callable 06/01/21 @ 100, (OID), 4.25%, 12/01/40	100,000	104,397
Alaska Housing Finance Corp., Revenue Bonds, Series A, Callable 06/01/21 @ 100, (OID), 4.13%, 12/01/37	100,000	104,132
Northern TOB Securitization Corp., Refunding Revenue Bonds, Series A, Callable 04/20/15 @ 100, (OID), 5.00%, 06/01/32	500,000	433,790

		642,319
Arizona 0.21%
Arizona Health Facilities Authority, Refunding Revenue Bonds, Series D, Callable 07/01/19 @ 100, (OID), 5.00%, 07/01/28	100,000	112,494
State of Arizona, Public Improvements Revenue Bonds, Series A, Callable 01/01/20 @ 100, (AGM), 5.00%, 07/01/28	100,000	113,803

		226,297
California 2.07%
California Educational Facilities Authority, University & College Improvements, Revenue Bonds, Callable 10/01/21 @ 100, (OID), 6.13%, 10/01/30	250,000	309,935
City of Los Angeles Wastewater System Revenue, Refunding Revenue Bonds, Subseries B, Callable 06/01/22 @ 100, (OID), 3.38%, 06/01/29	100,000	102,918
County of San Bernardino, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/19 @ 100, (OID), 5.25%, 08/01/26	50,000	57,150
County of San Bernardino, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/19 @ 100, 5.50%, 08/01/22	250,000	288,115
San Francisco, CA Bay Area Rapid Transit , Public & Highway Improvements, General Obligation Unlimited, Series C, 5.00%, 08/01/33	250,000	295,645
State of California, Public Improvements, General Obligation Unlimited, Callable 04/01/19 @ 100, (OID), 6.00%, 04/01/38	100,000	118,929
State of California, Port, Airport & Marina Improvements, General Obligation Unlimited, Callable 11/01/20 @ 100, (OID), 5.25%, 11/01/30	250,000	297,700
State of California, Refunding Bonds, General Obligation Unlimited, Callable 08/01/18 @ 100, (OID), 5.00%, 08/01/34	500,000	555,590
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, Series A, Callable 08/01/19 @ 100, (OID), 5.25%, 08/01/28	140,000	163,024
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, Series A, Callable 08/01/19 @ 100, (OID), 5.00%, 08/01/20	20,000	23,244

		2,212,250

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 99.86% - continued

Colorado 0.58%
Colorado Health Facilities Authority, Refunding Revenue Bonds, Series B, Callable 01/01/20 @ 100, 5.25%, 01/01/30	$100,000	$114,394
Montrose Memorial Hospital, Inc., Hospital Improvements, Revenue Bonds, Callable 05/04/15 @ 101, (OID), 6.00%, 12/01/33	500,000	506,185

		620,579
Connecticut 9.62%
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series G, Callable 05/15/22 @ 100, 3.05%, 05/15/31	250,000	240,565
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series F-1, Callable 11/15/21 @ 100, (OID), 3.30%, 11/15/37	250,000	240,145
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series E-2, Callable 05/15/21 @ 100, (GO OF AUTH) (OID), 4.63%, 11/15/41	220,000	231,396
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.75%, 11/15/35	500,000	507,770
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries D-2, Callable 05/15/21 @ 100, 4.15%, 05/15/42	250,000	256,643
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries D-1, Callable 05/15/21 @ 100, 4.00%, 11/15/34	250,000	257,438
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.88%, 11/15/38	750,000	762,847
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series B-2, Callable 05/15/21 @ 100, (GO OF AUTH), 5.00%, 11/15/41	30,000	30,510
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries B-1, Callable 05/15/21 @ 100, (GO OF AUTH), 3.35%, 05/15/28	250,000	254,635
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.25%, 11/15/27	150,000	152,454
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.50%, 05/15/31	250,000	251,980
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, Subseries F-1, Callable 05/15/21 @ 100, (GO OF AUTH), 4.63%, 11/15/41	215,000	226,378
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series B-2, Callable 05/15/21 @ 100, (GO OF AUTH), 4.90%, 11/15/36	370,000	392,918
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries G-1, Callable 11/15/21 @ 100, (OID), 3.75%, 11/15/55	250,000	246,398
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries E-1, Callable 05/15/20 @ 100, (GO OF AUTH), 4.88%, 11/15/46	100,000	105,420
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series E, Callable 07/01/24 @ 100, 5.00%, 07/01/34	100,000	112,586
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Series P, Callable 07/01/20 @ 100, 5.00%, 07/01/28	100,000	112,737
Connecticut State Health & Educational Facility Authority, Healthcare, Hospital, & Nursing Home Improvements, Refunding Revenue Bonds, Series A, Callable 07/01/21 @ 100, 5.00%, 07/01/32	440,000	487,054

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Principal Amount	Market Value
Connecticut 9.62% - continued
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Series O, Callable 07/01/20 @ 100, (OID), 4.75%, 07/01/30	$100,000	$111,721
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Callable 07/01/18 @ 100, (BHAC-CR) (NATL-RE) (OID), 5.00%, 07/01/37	250,000	273,605
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Series O, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/40	125,000	140,005
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series J, Callable 07/01/22 @ 100, (OID), 4.25%, 07/01/31	500,000	521,190
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series J, Callable 07/01/22 @ 100, (OID), 4.50%, 07/01/38	500,000	514,925
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series J, Callable 07/01/22 @ 100, 5.00%, 07/01/42	500,000	539,960
Connecticut State Health & Educational Facility Authority, Private Primary Schools, Revenue Bonds, Series C, Callable 07/01/22 @ 100, 4.00%, 07/01/33	100,000	104,737
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series B, Callable 07/01/21 @ 100, (AGM) (OID), 4.00%, 07/01/37	250,000	258,223
State of Connecticut, Public Improvements, General Obligation Unlimited, Series B, Callable 04/15/22 @ 100, 4.00%, 04/15/32	250,000	263,298
State of Connecticut, Public Improvements, General Obligation Unlimited, Series A, Callable 03/01/24 @ 100, (OID), 4.00%, 03/01/33	400,000	419,860
State of Connecticut Special Tax Revenue, Public Improvements, Revenue Bonds, Callable 01/01/23 @ 100, 5.00%, 01/01/28	445,000	521,504
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Callable 11/01/20 @ 100, 5.00%, 11/01/22	100,000	117,897
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Series A, Callable 10/01/23 @ 100, 5.00%, 10/01/30	250,000	292,352
State of Connecticut Special Tax Revenue, Public Improvements, Revenue Bonds, Callable 01/01/23 @ 100, 3.00%, 01/01/33	1,000,000	966,460
University of Connecticut, University & College Improvements, Revenue Bonds, Series A, Callable 02/15/24 @ 100, 5.00%, 02/15/34	250,000	288,842
University of Connecticut, University & College Improvements, Revenue Bonds, Series A, Callable 02/15/20 @ 100, (GO OF UNIVERSITY), 5.00%, 02/15/28	50,000	57,448

		10,261,901
District of Columbia 1.13%
District of Columbia, Hospital Improvements, Revenue Bonds, Subseries 2, Callable 07/15/18 @ 101, (AGM), 5.45%, 07/15/35	510,000	573,536
District of Columbia Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 06/15/23 @ 100, (Fannie Mae), 4.45%, 06/15/31	320,000	340,419
District of Columbia Housing Finance Agency, State Single-Family Housing, Revenue Bonds, Callable 12/01/21 @ 100, (Fannie Mae), 4.90%, 06/01/40	280,000	295,249

		1,209,204

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 99.86% - continued

Florida 7.08%
Citizens Property Insurance Corp., Miscellaneous Purposes, Revenue Bonds, Series A-1, 4.75%, 06/01/20	$150,000	$172,431
City of Miami Parking System Revenue, Refunding Revenue Bonds, Callable 10/01/19 @ 100, (OID), 5.35%, 10/01/39	500,000	564,080
City of Miami, FL, Parking Facility Improvements, Revenue Bonds, Series A, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/35	105,000	120,833
City of Miami, FL, Parking Facility Improvements, Revenue Bonds, Series A, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/39	125,000	143,049
City of Orlando, Public Improvements, Revenue Bonds, Series B, Callable 10/01/24 @ 100, 5.00%, 10/01/46	1,000,000	1,143,740
County of Miami-Dade Aviation Revenue, Port, Airport & Marina Improvements, Revenue Bonds, Series A, Callable 10/01/20 @ 100, (OID), 5.25%, 10/01/30	150,000	172,884
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue Bonds, Series C, Callable 10/01/19 @ 100, (OID), 5.38%, 10/01/28	250,000	291,477
County of Miami-Dade, FL, Public Improvements, General Obligation Unlimited, Series B-1, Callable 07/01/18 @ 100, (OID), 5.63%, 07/01/38	250,000	283,725
County of Miami-Dade, FL, Hospital Improvements, Revenue Bonds, Callable 06/01/19 @ 100, (OID), 5.75%, 06/01/39	110,000	128,448
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/20 @ 100, (OID), 5.50%, 08/15/24	250,000	293,337
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/20 @ 100, (OID), 5.75%, 08/15/29	160,000	187,979
Florida Gulf Coast University Financing Corp., University & College Improvements, Revenue Bonds, Series A, Callable 02/01/21 @ 100, 5.00%, 02/01/28	100,000	112,322
Florida Higher Educational Facilities Financial Authority, University & College Improvements, Refunding Revenue Bonds, Callable 04/01/21 @ 100, (OID), 6.00%, 04/01/26	130,000	156,146
Florida Housing Finance Corp., State Single-Family Housing, Revenue Bonds, Series 2, Callable 07/01/19 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 5.00%, 07/01/39	80,000	82,715
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, Series D, Callable 10/01/21 @ 100, (AGM) (OID), 5.50%, 10/01/41	100,000	118,606
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, Series D, Callable 10/01/21 @ 100, (AGM) (OID), 5.25%, 10/01/33	100,000	116,001
FSU Financial Assistance, Inc., Refunding Revenue Bonds, Series A, Callable 10/01/22 @ 100, 5.00%, 10/01/30	500,000	569,190
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements, Revenue Bonds, Series A, Callable 10/01/20 @ 100, 5.00%, 10/01/25	200,000	234,252
Hillsborough County Industrial Development Authority, School Improvements, Revenue Bonds, Callable 05/15/17 @ 100, 5.13%, 05/15/37	250,000	251,353
JEA Electric System Revenue, Revenue Bonds, Series THREE-B, Callable 10/01/17 @ 100, (OID), 3.75%, 10/01/39	500,000	502,485
JEA Water & Sewer System Revenue, Revenue Bonds, Series B, Callable 10/01/17 @ 100, (OID), 4.00%, 10/01/41	515,000	521,592

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 99.86% - continued

Florida 7.08% - continued
JEA Water & Sewer System Revenue, Revenue Bonds, Subseries B, Callable 10/01/17 @ 100, (OID), 3.88%, 10/01/37	$250,000	$251,388
Miami-Dade County Educational Facilities Authority, University & College Improvements, Revenue Bonds, Series B, (AMBAC), 5.25%, 04/01/31	260,000	322,249
North Sumter County Utility Dependent District, Water & Utility Improvements, Revenue Bonds, Callable 10/01/20 @ 100, (AGM) (OID), 5.38%, 10/01/40	400,000	464,488
Orange County Health Facilities Authority, Hospital Improvements, Revenue Bonds, 5.25%, 10/01/19	160,000	183,059
Palm Beach County School District, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/21 @ 100, 5.00%, 08/01/24	45,000	52,722
Tampa-Hillsborough County Expressway Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.00%, 07/01/37	100,000	113,140

		7,553,691
Georgia 1.71%
Albany-Dougherty Inner City Authority, University & College Improvements, Revenue Bonds, Callable 07/01/20 @ 100, 5.00%, 07/01/35	250,000	276,130
Albany-Dougherty Payroll Development Authority, University & College Improvements, Revenue Bonds, Callable 06/15/20 @ 100, (AGM) (OID), 5.50%, 06/15/36	325,000	382,837
City of Atlanta, GA, Refunding Revenue Bonds, Callable 05/01/25 @ 100, 5.00%, 11/01/34	200,000	232,670
City of Atlanta, GA, Refunding Revenue Bonds, Series B, Callable 11/01/19 @ 100, (AGM) (OID), 5.38%, 11/01/39	250,000	285,200
Fulton County Development Authority, Refunding Revenue Bonds, Callable 10/01/22 @ 100, (OID), 4.25%, 10/01/37	100,000	105,649
Fulton County Development Authority, Refunding Revenue Bonds, 5.00%, 10/01/22	150,000	178,988
Fulton County Development Authority, University & College Improvements, Revenue Bonds, Callable 04/01/21 @ 100, (OID), 5.75%, 10/01/31	50,000	59,949
Fulton County Development Authority, University & College Improvements, Revenue Bonds, Callable 04/01/21 @ 100, (OID), 5.75%, 10/01/41	250,000	296,807

		1,818,230
Hawaii 0.04%
Hawaii Pacific Health, Hospital Improvements, Revenue Bonds, Series B, Callable 07/01/20 @ 100, (OID), 5.75%, 07/01/40	40,000	47,257

Illinois 2.45%
Chicago Board of Education, School Improvements, General Obligation Unlimited, Series A, Callable 12/01/22 @ 100, 5.00%, 12/01/42	1,100,000	1,086,932
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100, (OID), 6.00%, 08/15/38	175,000	195,659
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/21 @ 100, (OID), 5.88%, 08/15/34	100,000	120,204
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/18 @ 100, (OID), 5.25%, 08/15/47	250,000	267,957

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 99.86% - continued

Illinois 2.45% - continued
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100, (OID), 5.50%, 08/15/24	$215,000	$244,799
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, Callable 06/01/21 @ 100, (OID), 6.00%, 06/01/28	250,000	297,622
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, (OID), 5.13%, 06/01/19	250,000	286,637
University of Illinois, University & College Improvements, Revenue Bonds, Series A, Callable 04/01/21 @ 100, 5.50%, 04/01/31	100,000	115,521

		2,615,331
Indiana 2.62%
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100, (OID), 5.25%, 12/01/38	265,000	300,613
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 05/01/19 @ 100, (OID), 5.75%, 05/01/31	100,000	115,206
Indiana Finance Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/19 @ 100, (OID), 5.25%, 11/01/39	250,000	283,962
Town of Munster, IN, Public Improvements, Tax Allocation Bonds, Callable 07/15/21 @ 100, (OID), 5.13%, 01/15/31	2,000,000	2,092,120

		2,791,901
Iowa 0.32%
Iowa State Finance Authority, Revenue Bonds, Series A, Callable 08/15/19 @ 100, (OID), 5.38%, 08/15/29	300,000	344,565

Kansas 0.26%
Kansas Development Finance Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, 5.00%, 01/01/35	250,000	278,145

Kentucky 0.27%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 09/01/20 @ 100, (AGM), 5.00%, 09/01/23	250,000	289,530

Louisiana 0.86%
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Series A, Callable 02/01/23 @ 100, (OID), 4.00%, 02/01/48	500,000	507,365
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Series A, Callable 02/01/23 @ 100, 5.00%, 02/01/35	100,000	113,558
Louisiana Public Facilities Authority, Refunding Revenue Bonds, Series A, Callable 07/01/19 @ 100, (OID), 6.00%, 07/01/29	250,000	293,160

		914,083

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 99.86% - continued

Maine 1.06%
Maine Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, Callable 07/01/22 @ 100, (OID), 3.63%, 07/01/41	$500,000	$510,700
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series D-2, Callable 11/15/22 @ 100, 4.50%, 11/15/37	250,000	262,050
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series A-3, Callable 11/15/24 @ 100, 3.75%, 11/15/44	100,000	98,937
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series B, Callable 11/15/22 @ 100, 3.45%, 11/15/32	100,000	100,480
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series B, Callable 11/15/22 @ 100, 3.60%, 11/15/36	100,000	99,180
Maine Turnpike Authority, Refunding Revenue Bonds, Callable 07/01/25 @ 100, 5.00%, 07/01/26	50,000	61,948

		1,133,295
Maryland 1.76%
Maryland Community Development Administration, State Single-Family Housing, Revenue Bonds, Series B, Callable 09/01/18 @ 100, 4.75%, 09/01/39	250,000	260,098
Maryland Economic Development Corp., Port, Airport & Marina Improvements, Revenue Bonds, Series B, Callable 06/01/20 @ 100, (OID), 5.75%, 06/01/35	445,000	479,243
Maryland Economic Development Corp., Port, Airport & Marina Improvements, Revenue Bonds, Series B, Callable 06/01/20 @ 100, (OID), 5.38%, 06/01/25	500,000	548,595
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 05/15/16 @ 100, 5.25%, 05/15/46	165,000	174,212
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 05/15/20 @ 100, (OID), 4.63%, 05/15/35	60,000	63,250
Montgomery County Housing Opportunites Commission, Revenue Bonds, Series B, Callable 01/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 3.63%, 07/01/33	345,000	352,863

		1,878,261
Massachusetts 0.88%
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, (OID), 5.25%, 01/01/29	65,000	70,101
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, (OID), 5.20%, 01/01/27	150,000	162,227
Massachusetts Health & Educational Facilities Authority, Healthcare, Hospital, & Nursing Home Improvements, Refunding Revenue Bonds, Series C, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/30	130,000	140,556
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, Series C, 4.25%, 07/01/18	150,000	162,071
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series A, Callable 06/01/20 @ 100, (FHA) (INS), 5.25%, 12/01/35	175,000	190,047
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series C, Callable 06/01/19 @ 100, 5.13%, 12/01/39	100,000	106,186
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series C, Callable 06/01/19 @ 100, 4.85%, 12/01/29	100,000	106,549

		937,737

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 99.86% - continued

Michigan 3.25%
Michigan Public Educational Facilities Authority, School Improvements, Refunding Revenue Bonds, Series A, Callable 12/01/15 @ 100, 6.00%, 12/01/35	$500,000	$500,335
Michigan State Building Authority, Refunding Revenue Bonds, Series 1-A, Callable 10/15/21 @ 100, (OID), 5.38%, 10/15/36	100,000	115,534
Michigan State Building Authority, Refunding Revenue Bonds, Series 1-A, Callable 10/15/21 @ 100, (OID), 5.20%, 10/15/31	750,000	861,607
Michigan State Hospital Finance Authority, Refunding Revenue Bonds, Callable 11/15/19 @ 100, (OID), 5.63%, 11/15/29	100,000	116,484
Michigan State Housing Development Authority, State Multi-Family Housing, Revenue Bonds, Series A2, Callable 04/01/22 @ 100, (GO OF AUTH), 4.50%, 10/01/36	710,000	735,169
Michigan State Housing Development Authority, State Multi-Family Housing, Revenue Bonds, Series A, Callable 06/01/21 @ 100, (GO OF AUTH), 4.60%, 12/01/26	70,000	74,545
Michigan Tobacco Settlement Finance Authority, Refunding Revenue Bonds, Series A, Callable 06/01/18 @ 100, (OID), 6.88%, 06/01/42	250,000	248,903
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes, Revenue Bonds, Series A, Callable 06/01/17 @ 100, (OID), 6.00%, 06/01/48	595,000	507,892
Royal Oak Hospital Finance Authority, Refunding Revenue Bonds, Series W, Callable 08/01/19 @ 100, 6.38%, 08/01/29	250,000	304,280

		3,464,749
Minnesota 0.19%
City of St. Cloud, MN, Refunding Revenue Bonds, Series A, Callable 05/01/15 @ 100, (OID), 5.00%, 05/01/25	200,000	200,752

Mississippi 0.27%
Mississippi Hospital Equipment & Facilities Authority, Refunding Revenue Bonds, Callable 01/01/20 @ 100, 5.25%, 01/01/30	250,000	284,770

Missouri 0.96%
Hanley Road Corridor Transportation Development District, Refunding Revenue Bonds, Series A, Callable 10/01/19 @ 100, (OID), 5.88%, 10/01/36	275,000	302,329
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, Callable 11/15/22 @ 100, (OID), 3.75%, 11/15/39	100,000	101,121
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, Series F, Callable 11/15/24 @ 100, (OID), 4.00%, 11/15/45	500,000	502,840
Missouri Housing Development Commission, State Single-Family Housing, Revenue Bonds, Series D, Callable 09/01/19 @ 100, (Fannie Mae) (Ginnie Mae), 4.70%, 03/01/35	110,000	117,539

		1,023,829
Nebraska 0.28%
Nebraska Public Power District, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 01/01/22 @ 100, 5.00%, 01/01/25	250,000	294,845

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 99.86% - continued

Nevada 0.13%
City of Reno, NV, Hospital Improvements, Revenue Bonds, Callable 06/01/18 @ 100, (AMBAC) (OID), 5.50%, 06/01/28	$50,000	$55,970
Nevada Housing Division, State Single-Family Housing, Revenue Bonds, Series I, Callable 04/01/20 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 4.40%, 04/01/27	75,000	77,758

		133,728
New Hampshire 0.11%
New Hampshire Health & Education Facilities Authority Revenue, Refunding Revenue Bonds, Callable 10/01/19 @ 100, (FHA), 6.25%, 04/01/26	100,000	120,909

New Jersey 13.92%
Essex County Improvement Authority, Public Improvements, Revenue Bonds, Series B, Callable 11/01/20 @ 100, (AGM) (OID), 5.75%, 11/01/30	250,000	280,692
Hudson County Improvement Authority, Refunding Revenue Bonds, (AGM), 5.40%, 10/01/25	150,000	186,797
New Jersey Economic Development Authority, Revenue Bonds, Series II, Callable 03/01/22 @ 100, 5.00%, 03/01/25	1,000,000	1,104,260
New Jersey Economic Development Authority, Refunding Revenue Bonds, Series GG, Callable 03/01/21 @ 100, (State Appropriation) (OID), 5.25%, 09/01/26	920,000	1,021,862
New Jersey Economic Development Authority, Revenue Bonds, Callable 03/01/23 @ 100, 5.00%, 03/01/31	250,000	267,327
New Jersey Economic Development Authority, University & College Improvements, Revenue Bonds, Callable 06/15/23 @ 100, 5.00%, 06/15/30	250,000	292,032
New Jersey Economic Development Authority, School Improvements, Revenue Bonds, Series CC-2, Callable 06/15/20 @ 100, 5.00%, 12/15/32	100,000	108,555
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Callable 07/01/21 @ 100, (OID), 6.00%, 07/01/37	200,000	242,418
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Series A, Callable 07/01/18 @ 100, (OID), 5.00%, 07/01/27	275,000	304,901
New Jersey Health Care Facilities Financing Authority, Hospital Improvements, Revenue Bonds, Callable 10/01/19 @ 100, (State Appropriation) (OID), 5.75%, 10/01/31	545,000	636,004
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @ 100, 5.25%, 12/01/32	100,000	109,199
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Series 2, Callable 12/01/20 @ 100, (OID), 5.00%, 12/01/36	65,000	69,993
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @ 100, 5.25%, 12/01/28	200,000	220,494
New Jersey Housing & Mortgage Finance Agency, State Single-Family Housing, Revenue Bonds, Series CC, Callable 04/01/19 @ 100, 5.00%, 10/01/34	95,000	99,915
New Jersey State Turnpike Authority, Revenue Bonds, Series B, Callable 01/01/23 @ 100, 5.00%, 01/01/29	500,000	573,090
New Jersey State Turnpike Authority, Highway Improvements, Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.00%, 01/01/31	200,000	227,256

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 99.86% - continued

New Jersey 13.92% - continued
New Jersey State Turnpike Authority, Highway Improvements, Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.00%, 01/01/32	$500,000	$566,745
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series A, Callable 06/15/21 @ 100, (State Appropriation), 5.00%, 06/15/22	100,000	112,181
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series A, Callable 06/15/22 @ 100, (State Appropriation), 5.00%, 06/15/42	4,500,000	4,767,300
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series A, Callable 06/15/21 @ 100, (State Appropriation) (OID), 5.25%, 06/15/31	220,000	237,818
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series B, Callable 06/15/21 @ 100, (OID), 5.00%, 06/15/42	200,000	210,078
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series AA, Callable 06/15/22 @ 100, 5.00%, 06/15/38	1,105,000	1,155,178
Newark Housing Authority, Public Improvements, Revenue Bonds, Callable 12/01/19 @ 100, 6.75%, 12/01/38	750,000	886,125
State of New Jersey, Public Improvements, General Obligation Unlimited, Callable 06/01/25 @ 100, 4.00%, 06/01/34	250,000	260,595
Tenafly School District, Refunding Bonds, General Obligation Unlimited, Callable 07/15/22 @ 100, (OID), 3.00%, 07/15/30	250,000	247,570
Tenafly School District, Refunding Bonds, General Obligation Unlimited, Callable 07/15/22 @ 100, (OID), 3.00%, 07/15/29	250,000	249,130
Tobacco Settlement Financing Corp., Refunding Bonds, Revenue Bonds, Series 1A, Callable 06/01/17 @ 100, (OID), 5.00%, 06/01/41	525,000	403,342

		14,840,857
New Mexico 1.59%
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/19 @ 100, 5.13%, 08/01/35	445,000	500,398
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/19 @ 100, (OID), 5.00%, 08/01/39	225,000	250,668
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/22 @ 100, (OID), 4.00%, 08/01/42	500,000	511,790
New Mexico Mortgage Finance Authority, Revenue Bonds, Callable 03/01/22 @ 100, (FHA) (Fannie Mae) (Ginnie Mae) (GTD) (INS), 3.25%, 09/01/27	135,000	134,928
New Mexico Mortgage Finance Authority, Revenue Bonds, Callable 03/01/22 @ 100, (FHA) (Fannie Mae) (Ginnie Mae) (GTD) (INS), 3.55%, 09/01/32	220,000	221,219
Village of Los Ranchos de Albuquerque, Refunding Revenue Bonds, Callable 09/01/20 @ 100, (OID), 4.50%, 09/01/40	75,000	78,590

		1,697,593
New York 24.57%
Hudson Yards Infrastructure Corp., Public Improvements, Revenue Bonds, Series A, Callable 02/15/21 @ 100, 5.25%, 02/15/47	200,000	223,806
Hudson Yards Infrastructure Corp., Public Improvements, Revenue Bonds, Series A, Callable 02/15/21 @ 100, 5.75%, 02/15/47	250,000	288,612

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 99.86% - continued

New York 24.57% - continued
Hudson Yards Infrastructure Corp., Transit Improvements, Revenue Bonds, Series A, Callable 02/15/17 @ 100, 5.00%, 02/15/47	$60,000	$63,190
Long Island Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 05/01/21 @ 100, (AGM), 5.00%, 05/01/36	125,000	139,381
Long Island Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 04/01/19 @ 100, (OID), 5.75%, 04/01/39	250,000	286,130
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/21 @ 100, 5.00%, 11/15/36	250,000	283,487
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/21 @ 100, (OID), 4.88%, 11/15/46	100,000	109,851
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/21 @ 100, (OID), 4.75%, 11/15/36	250,000	274,655
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series B, Callable 05/15/23 @ 100, 5.00%, 11/15/33	100,000	113,924
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series A, Callable 05/15/23 @ 100, 5.00%, 11/15/43	500,000	560,455
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series B, Callable 05/15/24 @ 100, 5.25%, 11/15/44	1,000,000	1,157,530
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series C, Callable 05/15/23 @ 100, 5.00%, 11/15/32	500,000	571,165
Metropolitan Transportation Authority, Transit Improvements, Refunding Revenue Bonds, Series B, Callable 05/15/25 @ 100, 5.00%, 11/15/28	250,000	296,702
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Subseries A-1, Callable 05/15/25 @ 100, 5.00%, 11/15/45	500,000	569,770
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series A, Callable 11/15/21 @ 100, (OID), 5.00%, 11/15/37	250,000	282,840
Metropolitan Transportation Authority, Refunding Revenue Bonds, Series D, Callable 11/15/23 @ 100, 5.25%, 11/15/28	50,000	59,998
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/20 @ 100, (OID), 5.25%, 11/15/34	500,000	568,250
Monroe County Industrial Development Corp., Hospital Improvements, Revenue Bonds, Callable 02/15/21 @ 100, (FHA) (INS), 5.75%, 08/15/35	250,000	299,197
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series G, Callable 11/01/20 @ 100, 4.75%, 05/01/41	250,000	265,682
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series D-1-A, Callable 05/01/20 @ 100, 4.85%, 11/01/35	250,000	262,170
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series C, Callable 11/01/19 @ 100, 4.95%, 05/01/47	500,000	521,980
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series G, Callable 11/01/21 @ 100, 3.80%, 11/01/37	500,000	505,355
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series F, Callable 11/01/21 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 3.80%, 11/01/37	500,000	501,580
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series J-1, 5.00%, 05/01/20	150,000	170,891

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 99.86% - continued

New York 24.57% - continued
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series L-1, Callable 03/16/20 @ 100, 4.90%, 11/01/40	$250,000	$264,015
New York City Housing Development Corp., Refunding Revenue Bonds, Series J, Callable 05/01/19 @ 100, 4.80%, 05/01/36	250,000	262,173
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.85%, 05/01/41	250,000	258,280
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.60%, 11/01/29	100,000	105,790
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series K, Callable 05/01/19 @ 100, 4.75%, 11/01/29	100,000	104,797
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 01/01/19 @ 100, (OID), 6.50%, 01/01/46	650,000	750,158
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (FGIC), 5.00%, 03/01/31	145,000	151,621
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (NATL-RE), 5.00%, 03/01/36	115,000	120,681
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (FGIC) (OID), 4.50%, 03/01/39	100,000	101,252
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (FGIC), 5.00%, 03/01/46	3,750,000	3,896,100
New York City Transitional Finance Authority Building Aid Revenue, Public Improvements, Revenue Bonds, Series S-1, Callable 01/15/25 @ 100, (State Aid Withholding), 5.00%, 07/15/27	250,000	302,005
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S-1, Callable 01/15/25 @ 100, (State Aid Withholding), 5.00%, 07/15/35	500,000	580,535
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Revenue Bonds, Series S-3, Callable 01/15/19 @ 100, (State Aid Withholding) (OID), 5.38%, 01/15/34	250,000	284,012
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Series C, Callable 11/01/20 @ 100, (OID), 5.00%, 11/01/33	500,000	577,930
New York City Water & Sewer System, Revenue Bonds, Series BB, Callable 12/15/22 @ 100, 5.00%, 06/15/47	500,000	563,880
New York City Water & Sewer System, Revenue Bonds, Series EE, Callable 06/15/23 @ 100, 5.00%, 06/15/47	150,000	170,258
New York City Water & Sewer System, Refunding Revenue Bonds, Series CC, Callable 12/15/21 @ 100, 5.00%, 06/15/45	250,000	283,377
New York City Water & Sewer System, Refunding Revenue Bonds, Series EE, Callable 06/15/22 @ 100, (OID), 3.38%, 06/15/34	100,000	100,537
New York City Water & Sewer System, Revenue Bonds, Series FF, Callable 06/15/22 @ 100, 5.00%, 06/15/45	1,000,000	1,121,720
New York Convention Center Development Corp., Recreational Facility Improvements, Revenue Bonds, Callable 11/15/15 @ 100, (AMBAC), 5.00%, 11/15/44	225,000	231,210

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 99.86% - continued

New York 24.57% - continued
New York Liberty Development Corp., Refunding Revenue Bonds, Callable 01/15/20 @ 100, 5.63%, 07/15/47	$250,000	$283,677
New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, Series 168, Callable 10/01/21 @ 100, 3.75%, 10/01/32	1,000,000	1,017,010
New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, 5.00%, 04/01/18	50,000	54,730
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Series A, Callable 07/01/21 @ 100, (OID), 5.25%, 07/01/31	40,000	46,397
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Callable 07/01/19 @ 100, (INS) (OID), 5.25%, 07/01/33	200,000	226,754
New York State Dormitory Authority, Hospital Improvements, Revenue Bonds, Callable 05/01/19 @ 100, 5.50%, 05/01/30	500,000	571,145
New York State Dormitory Authority, School Improvements, Revenue Bonds, Series B, Callable 10/01/20 @ 100, (AGM), 4.75%, 10/01/40	165,000	177,707
New York State Dormitory Authority, Revenue Bonds, Series A, Callable 07/01/18 @ 100, 5.25%, 07/01/48	750,000	820,980
New York State Dormitory Authority, Revenue Bonds, 5.00%, 05/15/20	100,000	117,714
New York State Dormitory Authority, Revenue Bonds, 5.00%, 05/15/22	165,000	199,873
New York State Dormitory Authority, Revenue Bonds, 5.00%, 08/15/21	100,000	119,033
New York State Dormitory Authority, Revenue Bonds, Series B, Callable 07/01/22 @ 100, (OID), 4.13%, 07/01/42	500,000	505,120
New York State Dormitory Authority, Refunding Revenue Bonds, Series H, Callable 10/01/22 @ 100, (State Aid Withholding), 3.25%, 04/01/31	280,000	282,038
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/19 @ 100, 5.00%, 11/01/45	150,000	157,880
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.85%, 11/01/41	205,000	215,646
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.80%, 11/01/34	250,000	263,143
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series A, Callable 05/01/20 @ 100, 4.85%, 11/01/36	100,000	105,909
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series D, Callable 05/01/22 @ 100, 3.60%, 05/01/45	200,000	192,550
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/20 @ 100, (SONYMA), 5.20%, 05/01/42	500,000	528,915
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/20 @ 100, (SONYMA), 4.75%, 05/01/31	200,000	211,754
New York State Urban Development Corp., Public Improvements, Revenue Bonds, Series A, 5.00%, 03/15/20	100,000	116,921
Orange County Funding Corp., University & College Improvements, Revenue Bonds, Series B, Callable 07/01/22 @ 100, (OID), 3.25%, 07/01/32	500,000	443,090
Orange County Funding Corp., University & College Improvements, Revenue Bonds, Series A, Callable 07/01/22 @ 100, (OID), 3.25%, 07/01/32	500,000	443,090
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, Callable 12/01/22 @ 100, (OID), 3.25%, 12/01/42	250,000	244,623

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 99.86% - continued

New York 24.57% - continued
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, Callable 12/01/22 @ 100, (OID), 3.25%, 12/01/38	$250,000	$246,738

		26,199,369
North Carolina 0.68%
Charlotte-Mecklenburg, NC, Refunding Revenue Bonds, Series A, Callable 01/15/19 @ 100, (OID), 5.25%, 01/15/34	100,000	111,434
North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, Series B, Callable 01/01/19 @ 100, (OID), 4.50%, 01/01/22	250,000	276,820
North Carolina Turnpike Authority, Highway Improvements, Revenue Bonds, Series A, Callable 01/01/19 @ 100, (OID), 5.75%, 01/01/39	200,000	224,612
University of North Carolina at Charlotte, University & College Improvements, Revenue Bonds, Callable 04/01/25 @ 100, 5.00%, 04/01/40	100,000	115,293

		728,159
Ohio 0.65%
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, Series A-2, Callable 06/01/17 @ 100, 6.50%, 06/01/47	80,000	71,200
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, Series A-2, Callable 06/01/17 @ 100, (OID), 6.00%, 06/01/42	420,000	349,415
Ohio State Higher Educational Facilities Revenue, Refunding Revenue Bonds, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/44	250,000	273,705

		694,320
Oklahoma 0.24%
Oklahoma Municipal Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 01/01/23 @ 100, 4.00%, 01/01/47	250,000	257,378

Oregon 0.35%
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100, (AGM), 5.00%, 08/15/21	100,000	115,027
Oregon Health & Science University, Refunding Revenue Bonds, Series E, Callable 07/01/22 @ 100, 5.00%, 07/01/32	35,000	40,115
Oregon State Facilities Authority, Refunding Revenue Bonds, Series A, Callable 11/01/19 @ 100, 5.00%, 11/01/39	200,000	218,688

		373,830
Pennsylvania 6.26%
Allegheny County Sanitary Authority, Sewer Improvements, Revenue Bonds, Callable 12/01/23 @ 100, 5.25%, 12/01/44	500,000	575,755
City of Philadelphia, PA, Public Improvements Refunding Bonds, General Obligation Limited, Series B, Callable 07/15/16 @ 100, (OID), 7.13%, 07/15/38	750,000	815,512
City of Philadelphia, PA, Refunding Bonds, General Obligation Unlimited, Callable 08/01/16 @ 100, (OID), 5.88%, 08/01/31	220,000	233,570
City of Philadelphia, PA, Refunding Bonds, General Obligation Unlimited, Callable 08/01/20 @ 100, (AGM) (OID), 5.25%, 08/01/26	135,000	157,808

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 99.86% - continued

Pennsylvania 6.26% - continued
Montgomery County Industrial Development Authority, Hospital Improvements, Revenue Bonds, Callable 08/01/20 @ 100, (FHA) (INS), 5.38%, 08/01/38	$500,000	$577,480
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, 5.00%, 05/01/42	100,000	107,425
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, (OID), 4.00%, 05/01/32	100,000	101,964
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, 5.00%, 05/01/37	100,000	107,834
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/21 @ 100, (OID), 5.25%, 08/15/26	240,000	286,090
Pennsylvania Turnpike Commission, Highway Improvements, Revenue Bonds, Series A, Callable 12/01/22 @ 100, 5.00%, 12/01/43	2,000,000	2,218,420
Pennsylvania Turnpike Commission, Highway Improvements, Revenue Bonds, Subseries D, Callable 12/01/19 @ 100, 5.50%, 12/01/41	500,000	569,135
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, (OID), 6.50%, 04/01/39	100,000	116,983
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, (OID), 6.38%, 04/01/29	250,000	293,470
West View, PA Municipal Authority Water Revenue, Water Utility Improvements, Revenue Bonds, Callable 11/15/24 @ 100, (OID), 4.00%, 11/15/43	500,000	514,070

		6,675,516
Puerto Rico 2.47%
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A-4, Callable 01/01/20 @ 101, (AGM), 5.00%, 07/01/31	200,000	202,474
Commonwealth of Puerto Rico, General Obligation Unlimited, Series A, Callable 07/01/16 @ 100, (OID), 6.13%, 07/01/33	100,000	70,759
Commonwealth of Puerto Rico, General Obligation Unlimited, Series C, Callable 07/01/21 @ 100, (AGM) (OID), 5.25%, 07/01/26	100,000	102,939
Commonwealth of Puerto Rico, General Obligation Unlimited, Callable 07/01/16 @ 100, 5.00%, 07/01/18	250,000	214,625
Commonwealth of Puerto Rico, General Obligation Unlimited, Series A, (NATL-RE), 5.50%, 07/01/19	500,000	531,185
Commonwealth of Puerto Rico, General Obligation Unlimited, Series A, Callable 07/01/18 @ 100, (OID), 5.00%, 07/01/22	150,000	108,479
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, 5.00%, 07/01/22	250,000	190,080
Puerto Rico Electric Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series RR, Callable 07/01/15 @ 100, (AGM), 5.00%, 07/01/20	500,000	502,320
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series M, (Commonwealth Guaranteed), 6.00%, 07/01/20	100,000	73,799
Puerto Rico Public Buildings Authority, Economic Improvements, Revenue Bonds, Series N, Callable 07/01/17 @ 100, (Commonwealth Guaranteed), 5.50%, 07/01/20	235,000	169,910
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series U, (Commonwealth Guaranteed), 5.00%, 07/01/22	185,000	127,722

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 99.86% - continued

Puerto Rico 2.47% - continued
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 05/04/15 @ 100, (Commonwealth Guaranteed), 7.00%, 07/01/25	$250,000	$178,800
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 07/01/19 @ 100, (Commonwealth Guaranteed) (OID), 6.75%, 07/01/36	240,000	162,614

		2,635,706
Rhode Island 1.88%
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 04/01/21 @ 100, 4.10%, 10/01/37	155,000	158,511
Rhode Island Housing & Mortgage Finance Corp., State Single-Family Housing, Revenue Bonds, Series 5, Callable 04/01/22 @ 100, (Fannie Mae) (Ginnie Mae), 3.45%, 04/01/35	235,000	228,862
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 04/01/21 @ 100, 3.45%, 04/01/26	500,000	512,795
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Series 1, Callable 04/01/20 @ 100, 5.88%, 10/01/51	250,000	273,242
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Series 1, Callable 04/01/20 @ 100, 5.38%, 10/01/35	215,000	235,199
Rhode Island Student Loan Authority, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100, 6.35%, 12/01/30	500,000	552,755
Rhode Island Turnpike & Bridge Authority, Highway Improvements, Revenue Bonds, Series A, Callable 12/01/20 @ 100, (OID), 5.00%, 12/01/39	35,000	38,561

		1,999,925
South Carolina 0.05%
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, Callable 08/01/19 @ 100, (OID), 5.75%, 08/01/39	50,000	55,927

Tennessee 0.32%
City of Memphis, TN, General Obligation Unlimited, Series B, Callable 04/01/24 @ 100, 5.00%, 04/01/44	100,000	114,887
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, Series A-1, Callable 07/01/20 @ 100, 5.00%, 07/01/26	200,000	230,372

		345,259
Texas 3.62%
City of Houston, TX, Refunding Revenue Bonds, Series A, Callable 09/01/21 @ 100, 5.25%, 09/01/29	500,000	583,550
Clifton, TX Higher Education Finance Corp., School Improvements, Refunding Revenue Bonds, Callable 08/15/24 @ 100, (GTD), 4.00%, 08/15/44	500,000	512,960
Fort Bend Grand Parkway Toll Road Authority, Refunding Revenue Bonds, Callable 03/01/22 @ 100, 4.00%, 03/01/46	250,000	257,445
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, Callable 10/01/19 @ 100, (OID), 4.75%, 10/01/25	175,000	198,977

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 99.86% - continued

Texas 3.62% - continued
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, 5.00%, 10/01/19	$100,000	$115,298
North Texas Tollway Authority, Refunding Revenue Bonds, Callable 01/01/21 @ 100, (OID), 6.00%, 01/01/38	100,000	118,911
North Texas Tollway Authority, Refunding Revenue Bonds, Series F, Callable 01/01/16 @ 100, 6.13%, 01/01/31	1,250,000	1,304,187
San Antonio Public Facilities Corp., Public Improvements, Refunding Revenue Bonds, Callable 09/15/22 @ 100, (OID), 4.00%, 09/15/42	250,000	256,975
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements, Revenue Bonds, Series B, (OID), 4.50%, 09/01/19	100,000	111,399
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements, Revenue Bonds, Series B, Callable 09/01/19 @ 100, (OID), 5.13%, 09/01/25	100,000	114,449
Tarrant County Health Facilities Development Corp., Hospital Improvements, Revenue Bonds, 5.00%, 12/01/16	50,000	53,699
Tarrant County Health Facilities Development Corp., Hospital Improvements, Revenue Bonds, Callable 12/01/19 @ 100, 5.00%, 12/01/23	100,000	116,040
Texas A&M University, Refunding Revenue Bonds, Series B, Callable 05/15/20 @ 100, 5.00%, 05/15/39	100,000	112,549
Texas State Public Finance Authority Charter School Finance Corp., Refunding Revenue Bonds, Series A, Callable 05/04/15 @ 100, (ACA), 5.00%, 02/15/36	5,000	5,000

		3,861,439
Utah 0.39%
University of Utah, University & College Improvements, Revenue Bonds, Series A, Callable 08/01/23 @ 100, 5.00%, 08/01/43	250,000	287,190
Utah Housing Corp., State Single-Family Housing, Revenue Bonds, Series A1 , Callable 01/01/21 @ 100, 5.25%, 01/01/25	45,000	48,074
Utah Housing Corp., State Single-Family Housing, Revenue Bonds, Series A1 , Callable 01/01/21 @ 100, 5.75%, 01/01/33	75,000	80,862

		416,126
Vermont 0.23%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 08/15/22 @ 100, 3.75%, 08/15/37	245,000	246,323

Virgin Islands 0.11%
Virgin Islands Public Finance Authority, Refunding Revenue Bonds, Callable 10/01/19 @ 100, 5.00%, 10/01/25	100,000	111,489

Virginia 0.21%
Virginia Housing Development Authority, State Single-Family Housing, Revenue Bonds, Series E, Callable 04/01/20 @ 100, (GO OF AUTH), 4.50%, 10/01/45	215,000	221,284

Washington 1.87%
Spokane Public Facilities District, Public Improvements, Revenue Bonds, Series A, Callable 06/01/23 @ 100, 5.00%, 05/01/43	1,000,000	1,116,920

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 99.86% - continued

Washington 1.87% - continued
Washington Health Care Facilities Authority, Revenue Bonds, Callable 11/01/19 @ 100, 5.00%, 11/01/28	$250,000	$284,175
Washington Health Care Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 10/01/19 @ 100, (OID), 5.63%, 10/01/38	500,000	595,075

		1,996,170
West Virginia 0.48%
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 09/01/19 @ 100, (OID), 5.63%, 09/01/32	200,000	230,460
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, Series A, 5.00%, 09/01/19	250,000	281,285

		511,745
Wisconsin 0.69%
Wisconsin Health & Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/18	400,000	422,676
Wisconsin Health & Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/31	100,000	104,427
Wisconsin Housing & Economic Development Authority, State Multi-Family Housing, Revenue Bonds, Series A, Callable 05/01/20 @ 100, (GO OF AUTH) (OID), 5.63%, 11/01/35	95,000	103,448
Wisconsin State Health & Educational Facilities Authority Revenue, Refunding Revenue Bonds, Callable 05/04/15 @ 100, (OID), 5.63%, 04/15/33	100,000	100,228

		730,779
Wyoming 0.47%
Wyoming Community Development Authority, State Single-Family Housing, Revenue Bonds, Series 3, Callable 06/01/24 @ 100, 3.70%, 06/01/39	500,000	500,365

Total Municipal Bonds (Cost $100,867,314)		106,507,567

Total Investments – 99.86% (Cost $100,867,314)		$106,507,567
Other Assets in Excess of Liabilities – 0.14%		147,507

NET ASSETS – 100.00%		$106,655,074

ACA — Insured by ACA Financial Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

BHAC-CR — Berkshire Hathaway Assurance Corp. Custodial Receipts

FGIC — Financial Guaranty Insurance Co.

FHA — Insured by Federal Housing Administration.

GO — General Obligation

GTD — Guaranteed

INS — Insured

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America High Yield Tax Free Bond Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

SONYMA — State of New York Mortgage Agency

Tax related: At March 31, 2015, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$6,681,390
Gross unrealized depreciation	(1,043,413)

Net unrealized appreciation	$5,637,977

Aggregate cost of securities for income tax purposes	$100,869,590

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited)

	Principal Amount	Market Value
Collateralized Mortgage Obligations 0.21%
Citicorp Mortgage Securities, Inc., 1A12, 5.00%, 02/25/35	$290,102	$291,767
CountryWide Home Loan Mortgage Pass-Through Trust, A7, 5.50%, 10/25/35	93,558	88,246
CountryWide Home Loan Mortgage Pass-Through Trust, A27, 5.50%, 10/25/35	86,541	81,627

Total Collateralized Mortgage Obligations (Cost $315,999)		461,640

Municipal Bonds 71.14%

Alabama 2.54%
Health Care Authority for Baptist Health/The, Refunding Revenue Bonds, Series A, 5.50%, 11/15/43	4,000,000	4,139,120
University of Alabama/The, University & College Improvements, Build America Revenue Bonds, Callable 06/01/20 @ 100, (OID), 6.13%, 06/01/39	715,000	800,786
University of Alabama/The, University & College Improvements, Build America Revenue Bonds, Callable 06/01/20 @ 100, (OID), 6.13%, 06/01/42	500,000	561,115

		5,501,021
Arizona 1.43%
Arizona School Facilities Board, School Improvements, Certificate Participation, 6.00%, 09/01/27	225,000	252,243
Northern Arizona University, University & College Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 5.92%, 08/01/22	1,365,000	1,561,724
University of Arizona, University & College Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 6.64%, 08/01/44	1,085,000	1,275,027

		3,088,994
California 6.64%
Alhambra Unified School District, University & College Improvements, General Obligation Unlimited, 6.70%, 02/01/26	465,000	569,630
Bay Area Toll Authority, Highway Improvements, Build America Revenue Bonds, Series S1-SUB, 6.92%, 04/01/40	250,000	351,580
City of Fresno, Water Utility Improvements, Build America Revenue Bonds, (OID), 6.75%, 06/01/40	1,250,000	1,463,775
City of Tulare Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, Callable 11/15/19 @ 100, (AGM) (OID), 8.75%, 11/15/44	1,000,000	1,221,270
Colton Joint Unified School District, School Improvements, General Obligation Unlimited, Series C, 6.01%, 08/01/26	1,000,000	1,194,400
County of San Bernardino, Refunding Revenue Bonds, (AGM), 6.02%, 08/01/23	190,000	211,282
Los Angeles Department of Water & Power, Electric Light & Power Improvements, Build America Revenue Bonds, Callable 07/01/21 @ 100, 7.00%, 07/01/41	500,000	613,875
Napa Valley Unified School District, School Improvements, Build America Bonds, General Obligation Unlimited, 6.51%, 08/01/43	500,000	682,955
Oakland Redevelopment Agency, Economic Improvements, Tax Allocation, Series T, (OID), 8.50%, 09/01/20	500,000	589,160

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 71.14% - continued

California 6.64% - continued
Peralta California Community College District, Refunding Revenue Bonds, 7.31%, 08/01/31	$1,310,000	$1,636,321
Peralta California Community College District, Refunding Revenue Bonds, 6.91%, 08/01/25	500,000	602,655
Peralta Community College District, Refunding Revenue Bonds, 6.42%, 11/01/15	130,000	131,633
San Bernardino City Unified School District, School Improvements, Certificate Participation, (AGM) (OID), 8.05%, 02/01/23	1,000,000	1,310,630
San Bernardino City Unified School District, School Improvements, Certificate Participation, (AGM) (OID), 8.25%, 02/01/26	500,000	675,345
State of California, Recreational Facility, Water Facility & Correctional Facility Improvements, Build America Bonds, General Obligation Unlimited, (AGM-CR) (OID), 6.88%, 11/01/26	1,000,000	1,339,520
University of California, University & College Improvements, Refunding Revenue Bonds, Series J, 3.66%, 05/15/27	250,000	255,378
West Contra Costa Unified School District, School Improvements, General Obligation Unlimited, Series A-1, 6.25%, 08/01/30	1,250,000	1,537,737

		14,387,146
Colorado 1.02%
Adams State College, University & College Improvements, Build America Revenue Bonds, Callable 05/15/19 @ 100, (State Higher Education Intercept Program) (OID), 6.47%, 05/15/38	250,000	283,902
City of Brighton, Public Improvements, Build America Bonds, Certificate Participation, Callable 12/01/20 @ 100, (AGM) (OID), 6.75%, 12/01/35	250,000	281,630
Colorado Mesa University, University & College Improvements, Revenue Bonds, Series B, (State Higher Education Intercept Program), 6.75%, 05/15/42	1,000,000	1,373,650
County of Gunnison, Public Improvements, Build America Bonds, Certificate Participation, Series B, Callable 07/15/20 @ 100, 5.95%, 07/15/30	250,000	277,980

		2,217,162
Connecticut 0.81%
City of Bridgeport, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 08/15/20 @ 100, (AGM), 6.57%, 08/15/28	1,000,000	1,195,840
City of Waterbury, Public Improvements, General Obligation Unlimited, Callable 09/01/20 @ 100, (AGM), 6.10%, 09/01/30	500,000	569,755

		1,765,595
District of Columbia 0.26%
Washington Metropolitan Area Transit Authority, Transit Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, (OID), 7.00%, 07/01/34	500,000	561,605

Florida 5.79%
City of Lake City Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, (AGM), 6.03%, 07/01/30	100,000	112,667
City of Lake City Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, (AGM), 6.28%, 07/01/40	200,000	227,252

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 71.14% - continued

Florida 5.79% - continued
City of Miami Gardens, Public Improvements, Build America Bonds, Certificate Participation, 7.17%, 06/01/26	$1,250,000	$1,420,837
City of Oakland Park Water & Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, Callable 09/01/20 @ 100, (AGM), 6.14%, 09/01/35	300,000	329,268
City of Orlando, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 7.10%, 10/01/39	415,000	495,070
City of Orlando, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 6.85%, 10/01/29	250,000	293,697
County of Miami-Dade, Transit Improvements, Revenue Bonds, Callable 07/01/19 @ 100, 6.91%, 07/01/39	1,000,000	1,156,330
County of Miami-Dade, Port, Airport & Marina Improvements, Build America Revenue Bonds, (AGM) (OID), 7.50%, 04/01/40	1,000,000	1,306,470
County of Miami-Dade, Transit Improvements, Build America Revenue Bonds, Series B, 5.53%, 07/01/32	500,000	580,950
County of Miami-Dade, Public Improvements, Build America Revenue Bonds, Series B, Callable 04/01/20 @ 100, 6.54%, 04/01/30	500,000	583,235
County of Miami-Dade, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, 6.97%, 04/01/39	750,000	853,215
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue Bonds, Series D, (AGM), 7.08%, 10/01/29	250,000	293,845
Florida Atlantic University Finance Corp., University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 7.64%, 07/01/40	165,000	196,056
Florida Governmental Utility Authority, Build America Revenue Bonds, Series B, Callable 10/01/20 @ 100, 6.55%, 10/01/40	1,000,000	1,115,370
Florida State Board of Governors, University & College Improvements, Build America Revenue Bonds, Callable 11/01/20 @ 100, 7.50%, 11/01/35	250,000	271,948
Florida State Department Environmental Protection Preservation , Public Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 7.05%, 07/01/29	1,500,000	1,739,265
Osceola County School Board, School Improvements, Certificate Participation, 6.66%, 04/01/27	1,000,000	1,077,800
Town of Davie Water & Sewer Revenue, Water Utility Improvements, Build America Revenue Bonds, Series B, Callable 10/01/20 @ 100, (AGM), 6.85%, 10/01/40	250,000	298,382
Town of Miami Lakes, Public Improvements, Build America Revenue Bonds, 7.59%, 12/01/30	150,000	202,166

		12,553,823
Georgia 2.36%
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Bonds, Refunding Revenue Bonds, 7.06%, 04/01/57	2,500,000	2,966,875
State of Georgia, Public Improvements, General Obligation Unlimited, Series B, Callable 02/01/24 @ 100, 3.84%, 02/01/32	2,000,000	2,136,020

		5,102,895

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 71.14% - continued

Idaho 0.42%
Idaho Water Resource Board, Water Utility Improvements, Revenue Bonds, Callable 09/01/22 @ 100, (OID), 5.25%, 09/01/24	$900,000	$909,909

Illinois 4.06%
Chicago Transit Authority, Pension Funding, Revenue Bonds, Series A, 6.90%, 12/01/40	350,000	451,531
Chicago Transit Authority, Transit Improvements, Build America Revenue Bonds, Series B, 6.20%, 12/01/40	100,000	119,300
City of Chicago Heights, Refunding Bonds, General Obligation Unlimited, Callable 01/15/21 @ 100, (AGM) (OID), 5.50%, 01/15/24	500,000	544,745
City of Chicago Heights, Refunding Bonds, General Obligation Unlimited, Callable 01/15/21 @ 100, (AGM) (OID), 6.00%, 01/15/28	150,000	163,062
City of Chicago Waterworks Revenue, Water Utility Improvements, Build America Revenue Bonds, 6.74%, 11/01/40	250,000	325,182
Henry Hospital District, Hospital Improvements, Build America Bonds, General Obligation Unlimited, Callable 12/01/19 @ 100, (AGM), 6.65%, 12/01/29	840,000	914,441
Lake County Community Unit School District No. 187 North Chicago, School Improvements, General Obligation Unlimited, Series B, Callable 01/01/20 @ 100, (AGM) (OID), 7.13%, 01/01/35	1,000,000	1,134,410
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100, (AGM), 7.75%, 04/01/30	250,000	293,965
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100, (AGM), 8.15%, 04/01/41	570,000	673,860
State of Illinois, Public Improvements, Build America Bonds, General Obligation Unlimited, Series B, (OID), 5.75%, 01/01/37	250,000	253,735
State of Illinois, School Improvements, Build America Bonds, General Obligation Unlimited, 6.75%, 03/01/30	245,000	278,656
State of Illinois, School Improvements, Build America Bonds, General Obligation Unlimited, 6.90%, 03/01/35	125,000	143,955
State of Illinois, Public Improvements, General Obligation Unlimited, 7.10%, 07/01/35	505,000	581,412
Village of Glenwood, Public Improvements, Build America Bonds, General Obligation Unlimited, (AGM), 7.03%, 12/01/28	1,500,000	1,840,320
Village of Rosemont, Public Improvements, General Obligation Unlimited, Series B, (AGM) (OID), 6.13%, 12/01/30	500,000	573,190
Will County Forest Preservation District, Public Improvements, Build America Bonds, General Obligation Limited, 5.71%, 12/15/30	400,000	498,936

		8,790,700
Indiana 1.37%
Anderson School Building Corp., Refunding Bonds, General Obligation Limited, Callable 07/05/23 @ 100, 3.95%, 07/05/29	1,000,000	1,014,620
Anderson School Building Corp., Refunding Bonds, General Obligation Limited, Callable 07/05/23 @ 100, (OID), 3.75%, 07/05/28	1,000,000	1,007,020

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 71.14% - continued

Indiana 1.37% - continued
Evansville Redevelopment Authority, Recreational Facility Improvements, Build America Refunding Revenue Bonds, Series B, Callable 08/01/20 @ 100, 7.21%, 02/01/39	$800,000	$935,976

		2,957,616
Kansas 0.21%
Kansas Development Finance Authority, Public Improvements, Build America Revenue Bonds, Callable 11/01/19 @ 100, 6.26%, 11/01/28	390,000	446,320

Kentucky 1.31%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Build America Revenue Bonds, Callable 09/01/20 @ 100, (AGM), 6.49%, 09/01/37	250,000	273,800
Kentucky State Property & Building Commission, Economic Improvements, University & College Improvements, Build America Revenue Bonds, Series C, 5.37%, 11/01/25	400,000	458,340
Paducah Independent School District Finance Corp., School Improvements, Revenue Bonds, Callable 12/01/21 @ 100, (SEEK), 5.00%, 12/01/30	1,000,000	1,065,670
Perry County School District Finance Corp., School Improvements, Revenue Bonds, Callable 12/01/21 @ 100, (SEEK), 5.00%, 12/01/30	1,000,000	1,044,540

		2,842,350
Louisiana 1.48%
City of New Orleans, Swap Termination Refunding Bonds, General Obligation Limited, Callable 09/01/22 @ 100, 4.59%, 09/01/27	500,000	521,915
East Baton Rouge Sewerage Commission, Refunding Revenue Bonds, Series A, Callable 02/01/25 @ 100, 3.95%, 02/01/30	1,000,000	1,013,790
Tangipahoa Parish Hospital Service District No. 1, Hospital Improvements, Build America Revenue Bonds, Callable 02/01/20 @ 100, 7.20%, 02/01/42	1,540,000	1,673,349

		3,209,054
Massachusetts 0.64%
City of Worcester, Pension Funding, General Obligation Limited, (AGM) (OID), 6.25%, 01/01/28	230,000	266,816
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, 6.43%, 10/01/35	750,000	924,105
University of Massachusetts Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 05/01/19 @ 100, 6.57%, 05/01/39	165,000	189,892

		1,380,813
Michigan 3.71%
Avondale School District, School Improvements, General Obligation Unlimited, Callable 05/01/20 @ 100, (AGM), 5.75%, 05/01/32	500,000	551,585
Belding Area Schools, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, 6.67%, 05/01/40	1,490,000	1,594,300
Belding Area Schools, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, 6.62%, 05/01/35	310,000	331,086
Chippewa Valley Schools, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, 6.85%, 05/01/35	100,000	108,655

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 71.14% - continued

Michigan 3.71% - continued
Chippewa Valley Schools, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, 6.60%, 05/01/30	$150,000	$163,281
Comstock Park Public Schools, School Improvements, General Obligation Unlimited, Callable 05/01/21 @ 100, 6.20%, 05/01/24	200,000	219,936
County of Macomb MI, Retirement Facilities, General Obligation Limited, Callable 11/01/25 @ 100, 4.13%, 11/01/30	250,000	256,443
Eastern Michigan University, University & College Improvements, Build America Revenue Bonds, Callable 02/15/19 @ 100, 7.21%, 02/15/38	250,000	274,800
Lincoln Consolidated School District, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, (AGM), 6.83%, 05/01/40	250,000	279,550
Michigan Finance Authority, School Improvements, Revenue Bonds, Series C, Callable 05/01/21 @ 100, 6.20%, 05/01/22	500,000	550,340
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 11/01/20 @ 100, 6.38%, 11/01/25	500,000	569,170
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, Callable 02/01/23 @ 100, (OID), 7.31%, 06/01/34	2,675,000	2,357,584
Milan Area Schools, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/19 @ 100, (OID), 7.10%, 05/01/34	485,000	561,130
Onsted Community Schools, School Improvements, General Obligation Unlimited, Callable 05/01/20 @ 100, 5.90%, 05/01/27	150,000	161,565
St. Johns Public Schools, General Obligation Unlimited, Callable 05/01/20 @ 100, 6.65%, 05/01/40	5,000	5,494
Warren Consolidated Schools, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, (OID), 6.70%, 05/01/35	50,000	53,786

		8,038,705
Mississippi 0.46%
State of Mississippi, Refunding Bonds, General Obligation Unlimited, Series D, 3.43%, 10/01/29	1,000,000	1,000,680

Missouri 2.57%
City of Kansas City, Revenue Bonds, Series D , 7.83%, 04/01/40	2,500,000	3,015,450
City of Sedalia, Sewer Improvements, Build America Bonds, Certificate Participation, Callable 06/01/20 @ 100, (AGM), 6.50%, 06/01/24	250,000	267,298
City of St. Charles, Water Utility Improvements Build America Bonds, Certificate Participation, Callable 08/01/20 @ 100, 5.65%, 02/01/30	275,000	281,759
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.90%, 01/01/42	1,000,000	1,376,380
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.73%, 01/01/39	475,000	630,752

		5,571,639
Nebraska 0.11%
Nebraska Public Power District, Electric Lights & Power Improvements, Build America Revenue Bonds, 5.32%, 01/01/30	200,000	227,270

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 71.14% - continued

Nevada 2.91%
City of Las Vegas, Public Improvements, Build America Bonds, Certificate Participation, Callable 09/01/19 @ 100, (OID), 7.75%, 09/01/29	$1,100,000	$1,323,201
County of Clark, Transit Improvements, Build America Bonds, General Obligation Limited, Callable 07/01/20 @ 100, (OID), 7.00%, 07/01/38	1,000,000	1,205,880
County of Washoe, Public Improvements, Build America Revenue Bonds, 7.88%, 02/01/40	250,000	333,052
County of Washoe, Public Improvements, Build America Revenue Bonds, 7.97%, 02/01/40	1,590,000	2,119,883
Las Vegas Valley Water District, Water Utility Improvements, Build America Bonds, General Obligation Limited, Series A, Callable 06/01/19 @ 100, 7.10%, 06/01/39	925,000	1,080,261
Pershing County School District, School Improvements, Build America Bonds, General Obligation Limited, Callable 04/01/20 @ 100, (GTD), 6.25%, 04/01/30	220,000	236,009

		6,298,286
New Jersey 2.72%
Essex County Improvement Authority, Refunding Revenue Bonds, Series B, Callable 10/01/15 @ 100, (AMBAC) (GTD) (OID), 5.00%, 10/01/24	500,000	505,745
New Jersey Economic Development Authority, School Improvements, Build America Revenue Bonds, Series CC-1, Callable 06/15/20 @ 100, 6.43%, 12/15/35	500,000	545,825
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 6.19%, 07/01/40	500,000	546,985
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 7.40%, 07/01/40	1,000,000	1,123,960
New Jersey Housing & Mortgage Finance Agency, State Multi Family Housing, Refunding Revenue Bonds, Series E, Callable 11/01/24 @ 100, 4.27%, 11/01/30	390,000	395,565
New Jersey State Turnpike Authority, Highway Improvements, Build America Revenue Bonds, 7.10%, 01/01/41	250,000	366,205
South Jersey Transportation Authority LLC, Highway Improvements, Build America Revenue Bonds, (OID), 7.00%, 11/01/38	500,000	600,470
Township of Brick, NJ, General Obligation Unlimited, Series B, Callable 09/01/23 @ 100, 3.75%, 09/01/28	1,780,000	1,819,267

		5,904,022
New York 8.65%
City of New York, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 12/01/19 @ 100, 6.39%, 12/01/29	500,000	580,860
City of New York, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.21%, 10/01/31	100,000	118,185
City of New York, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 10/01/20 @ 100, 5.82%, 10/01/31	250,000	286,742
City of New York, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 03/01/20 @ 100, 6.27%, 03/01/31	500,000	580,645
City of New York, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.70%, 03/01/27	145,000	175,331
County of Nassau, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 10/01/20 @ 100, 7.40%, 10/01/35	500,000	590,550

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 71.14% - continued

New York 8.65% - continued
County of Nassau, Public Improvements, Build America Bonds, General Obligation Unlimited, Series G, 5.38%, 10/01/24	$500,000	$589,265
Long Island Power Authority, Revenue Bonds, (OID), 5.85%, 05/01/41	195,000	226,223
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, Series C-1, 6.59%, 11/15/30	100,000	132,443
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.67%, 11/15/39	1,000,000	1,403,730
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 5.99%, 11/15/30	125,000	159,454
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, Callable 11/15/20 @ 100, 7.13%, 11/15/30	500,000	609,740
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.20%, 11/15/26	875,000	1,082,979
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.69%, 11/15/40	1,500,000	2,111,190
New York City Housing Development Corp., Multi-Family Housing Revenue Bonds, Series I, Callable 05/01/19 @ 100, 6.42%, 11/01/39	2,500,000	2,743,250
New York City Industrial Development Agency, Recreational Facilities Improvements Revenue Bonds, (NATL-RE), 5.90%, 03/01/46	680,000	741,431
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, Callable 07/15/20 @ 100, (State Aid Withholding), 7.13%, 07/15/30	500,000	622,795
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, (State Aid Withholding), 6.83%, 07/15/40	500,000	689,560
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, 5.47%, 05/01/36	300,000	376,887
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, Callable 05/01/20 @ 100, 5.72%, 05/01/30	1,000,000	1,139,990
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 5.81%, 08/01/30	500,000	570,980
New York City Water & Sewer System, Build America Refunding Revenue Bonds, Callable 06/15/20 @ 100, 6.49%, 06/15/42	200,000	234,014
New York Municipal Bond Bank Agency, Build America Refunding Revenue Bonds, Callable 12/15/19 @ 100, 6.88%, 12/15/34	500,000	544,475
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, Series 187, Callable 10/15/24 @ 100, 3.92%, 10/15/28	2,115,000	2,232,213
Western Nassau County Water Authority, Build America Revenue Bonds, 6.70%, 04/01/40	150,000	193,248

		18,736,180

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 71.14% - continued

North Carolina 0.12%
County of Cabarrus, School Improvements, Revenue Bonds, Callable 04/01/21 @ 100, 5.50%, 04/01/26	$235,000	$263,484

North Dakota 0.48%
State Board of Higher Education of the State of North Dakota, University & College Improvements, Build America Revenue Bonds, Callable 01/01/20 @ 100, 7.25%, 01/01/41	1,000,000	1,040,320

Ohio 2.97%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.83%, 02/15/41	230,000	345,304
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.50%, 02/15/50	1,350,000	1,987,443
American Municipal Power, Inc., Build America Refunding Revenue Bonds, Callable 02/15/20 @ 100, 5.96%, 02/15/24	500,000	561,705
Cincinnati City School District, Refunding Bonds, Certificate Participation, Callable 12/15/24 @ 100, (OID), 4.00%, 12/15/32	200,000	199,738
Cuyahoga County, Hospital Improvements, Build America Revenue Bonds, 8.22%, 02/15/40	1,000,000	1,268,260
Franklin County Convention Facilities Authority, Economic Improvements, Build America Revenue Bonds, 6.64%, 12/01/42	500,000	665,965
Madison Local School District Lake County, School Improvements, General Obligation Unlimited, Callable 10/01/20 @ 100, (School District Credit Program), 5.70%, 04/01/35	250,000	270,633
Mariemont City School District, General Obligation Unlimited, Callable 12/01/20 @ 100, 5.90%, 12/01/30	115,000	126,346
Olentangy, OH, Refunding Bonds, General Obligation Unlimited, Series A, Callable 06/01/25 @ 100, 3.50%, 12/01/29	500,000	503,105
Springfield Local School District Summit County, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 09/01/19 @ 100, (School District Credit Program), 5.65%, 09/01/31	200,000	206,232
State of Ohio, Public Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 6.52%, 10/01/28	250,000	301,625

		6,436,356
Oklahoma 0.26%
Bryan County Independent School District No. 72 Durant, School Improvements, Build America Bonds, Certificate Participation, Callable 12/01/19 @ 102, (OID), 6.80%, 12/01/33	500,000	566,240

Oregon 0.13%
State of Oregon Department of Administrative Services, Hospital Improvements, Build America Bonds, Certificate Participation, Series B, Callable 05/01/20 @ 100, 6.18%, 05/01/35	250,000	286,845

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 71.14% - continued

Pennsylvania 1.36%
Philadelphia Authority for Industrial Development, Pension Funding, Revenue Bonds, Series A, (AGM) (OID), 6.35%, 04/15/28	$630,000	$718,924
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, 5.09%, 03/15/28	500,000	508,805
Pittsburgh Water & Sewer Authority, Refunding Revenue Bonds, Series A, (AGM), 6.61%, 09/01/24	300,000	352,437
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facilities Improvements, Revenue Bonds, 7.04%, 11/01/39	1,000,000	1,188,440
Township of Bristol, Pension Funding, General Obligation Unlimited, Callable 09/15/18 @ 100, (AGM), 7.15%, 09/15/38	150,000	179,187

		2,947,793
Rhode Island 0.05%
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 10/01/22 @ 100, 4.46%, 10/01/31	100,000	102,924

South Carolina 0.12%
Moncks Corner Regional Recreation Corp., Recreational Facility Improvements, Build America Revenue Bonds, Callable 12/01/20 @ 100, 6.55%, 12/01/39	250,000	267,893

South Dakota 0.21%
South Dakota State Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 06/01/21 @ 100, 6.15%, 06/01/31	400,000	453,700

Tennessee 2.51%
Coffee County Public Building Authority, Public Improvements, Build America Revenue Bonds, Callable 06/01/19 @ 100, (GTD), 7.20%, 06/01/44	1,500,000	1,681,260
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Build America Revenue Bonds, 7.43%, 07/01/43	2,000,000	2,751,900
Metropolitan Government of Nashville & Davidson County TN, Refunding Bonds, General Obligation Unlimited, Series B, 3.29%, 07/01/27	500,000	507,440
Metropolitan Government of Nashville & Davidson County TN, Refunding Bonds, General Obligation Unlimited, Series B, 3.39%, 07/01/28	500,000	508,165

		5,448,765
Texas 5.67%
Austin Community College District, University & College Improvements, Revenue Bonds, Series A, Callable 02/01/19 @ 100, 5.00%, 02/01/26	985,000	1,044,297
City of Lancaster, Public Improvements, Build America Bonds, General Obligation Limited, Callable 02/15/20 @ 100, 6.53%, 02/15/40	750,000	872,775
City of Laredo Sports Venue Sales Tax Revenue, Recreational Facility Improvements, Revenue Bonds, Callable 03/15/18 @ 100, (AGM) (OID), 5.45%, 03/15/31	500,000	529,170
City of San Antonio, TX, Public Improvements, Build America Bonds, General Obligation Limited, Callable 08/01/20 @ 100, 6.04%, 08/01/40	250,000	289,730
County of Bexar, Public Improvements, General Obligation Limited, Callable 06/15/19 @ 100, 6.63%, 06/15/39	500,000	573,455

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 71.14% - continued

Texas 5.67% - continued
Dallas Convention Center Hotel Development Corp., Public Improvements, Build America Revenue Bonds, 7.09%, 01/01/42	$1,500,000	$1,984,815
Ector County Hospital District, Hospital Improvements, Build America Revenue Bonds, Callable 09/15/20 @ 100, 7.18%, 09/15/35	250,000	267,285
El Paso Downtown Development Corp., Recreational Facility Improvements, Revenue Bonds, 7.25%, 08/15/43	1,000,000	1,160,510
Frisco Economic Development Corp., Public Improvements, Revenue Bonds, Callable 02/15/24 @ 100, 4.20%, 02/15/34	1,000,000	1,020,960
Midland County,TX Hospital District, Health, Hospital, & Nursing Home Improvements, Build America Bonds, General Obligation Limited, 6.44%, 05/15/39	260,000	328,936
North Texas Tollway Authority, Highway Improvements, Build America Revenue Bonds, Callable 02/01/20 @ 100, 8.91%, 02/01/30	2,000,000	2,457,920
Orchard Cultural Education Facilities Finance Corp., Recreational Facility Improvements, Revenue Bonds, Callable 11/15/20 @ 100, 6.48%, 11/15/34	860,000	972,032
San Antonio Industrial Development Corp., Refunding Revenue Bonds, Callable 08/15/23 @ 100, 4.75%, 08/15/33	750,000	794,212

		12,296,097
Utah 0.25%
Central Weber Sewer Improvement District, Sewer Improvements, Build America Revenue Bonds, Callable 03/01/19 @ 100, (OID), 6.38%, 03/01/34	500,000	549,315

Virgin Islands 0.94%
Virgin Islands Water & Power Authority - Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.85%, 07/01/35	1,000,000	1,115,830
Virgin Islands Water & Power Authority - Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.65%, 07/01/28	840,000	927,184

		2,043,014
Virginia 2.15%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, Series A-1, Callable 04/20/15 @ 100, (OID), 6.71%, 06/01/46	6,085,000	4,653,078

Washington 1.04%
City of Seattle Municipal Light & Power Revenue, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.57%, 02/01/40	250,000	313,157
Cowlitz County Public Utility District No. 1, Electric Lights & Power Improvements, Build America Revenue Bonds, 6.88%, 09/01/32	500,000	611,570
Douglas County Public Utility District No. 1, Electric Lights & Power Improvements, Revenue Bonds, Series A, 5.35%, 09/01/30	250,000	285,910
Klickitat County Public Utility District No. 1, Electric Lights & Power Improvements, Refunding Revenue Bonds, Series A, Callable 12/01/21 @ 100, 5.25%, 12/01/29	705,000	738,974
Snohomish County Public Utility District No. 1, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.68%, 12/01/40	250,000	306,172

		2,255,783

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 71.14% - continued

West Virginia 0.90%
Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, 7.47%, 06/01/47	$2,235,000	$1,955,491

Wisconsin 0.51%
Glendale Community Development Authority, Economic Improvements Tax Allocation Bonds, Callable 10/01/17 @ 100, 6.97%, 10/01/29	1,000,000	1,103,440

Total Municipal Bonds (Cost $139,966,113)		154,162,323

	Shares
Common Stocks 6.52%

Energy 5.57%
American Midstream Partners LP	12,500	$207,500
Buckeye Partners LP	15,380	1,161,498
Calumet Specialty Products Partners LP	8,500	204,425
Enbridge Energy Partners LP	46,194	1,663,446
Energy Transfer Partners LP	36,000	2,007,000
EnLink Midstream Partners LP	28,400	702,616
Global Partners LP	3,800	132,240
Kinder Morgan, Inc.	49,492	2,081,634
Marlin Midstream Partners LP	9,140	202,085
Regency Energy Partners LP	33,560	767,517
Targa Resources Partners LP	20,632	853,340
TC PipeLines LP	10,695	696,779
Tesoro Logistics LP	4,415	237,527
USA Compression Partners LP	12,500	255,875
Williams Partners LP	18,072	889,504

		12,062,986
Financials 0.29%
Arlington Asset Investment Corp.	15,000	360,900
Blackstone Group LP	7,100	276,119

		637,019
Real Estate Investment Trusts 0.61%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	72,622	1,327,530

Telecommunication Services 0.05%
AT&T, Inc.	3,000	97,950

Total Common Stocks (Cost $13,340,867)		14,125,485

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Principal Amount	Market Value
Corporate Bonds 8.81%
Choice Hotels International, Inc., 5.70%, 08/28/20	$200,000	$218,550
Con-way, Inc., 6.70%, 05/01/34	1,000,000	1,160,333
DDR Corp., 7.50%, 07/15/18	500,000	583,136
Digital Realty Trust LP, 5.88%, 02/01/20	1,000,000	1,135,299
Dow Chemical Co/The, 3.05%, 02/15/22	1,000,000	1,001,970
Duke Realty LP, 4.38%, 06/15/22	250,000	268,892
Exelon Generation Co. LLC, 5.60%, 06/15/42 (a)	400,000	459,406
Fifth Third Bancorp., 8.25%, 03/01/38	250,000	377,480
General Electric Capital Corp., Series A, 7.13%, 12/15/49	1,430,000	1,683,825
Goldman Sachs Group, Inc./The, 6.45%, 05/01/36	500,000	627,197
Goldman Sachs Group, Inc./The, 6.75%, 10/01/37	1,350,000	1,776,065
Hospitality Properties Trust, 4.50%, 03/15/25	500,000	512,592
Kilroy Realty LP, 4.80%, 07/15/18	100,000	107,702
Kinder Morgan Energy Partners LP, 6.50%, 02/01/37	250,000	284,165
MetLife Capital Trust X, 9.25%, 04/08/38 (a)	1,500,000	2,240,625
MetLife, Inc., 10.75%, 08/01/39	1,000,000	1,684,500
National Retail Properties, Inc., 5.50%, 07/15/21	350,000	401,168
Noble Holding International Ltd., 6.05%, 03/01/41	1,000,000	856,097
PECO Energy Capital Trust IV, 5.75%, 06/15/33	1,000,000	963,523
Qwest Corp., 7.13%, 11/15/43	1,000,000	1,029,478
Simon Property Group LP, 10.35%, 04/01/19	150,000	194,587
SL Green Realty Corp., 7.75%, 03/15/20	1,000,000	1,215,150
Valero Energy Corp., 8.75%, 06/15/30	224,000	312,105

Total Corporate Bonds (Cost $17,404,561)		19,093,845

	Shares
Preferred Stocks 11.67%

Financials 2.26%
Aegon NV, 8.00%	14,400	409,248
Aflac, Inc., 5.50%	10,950	277,035
American Financial Group, Inc., 5.75%	10,800	279,180
Aviva PLC, 8.25%	14,490	400,504
Bank of New York Mellon Corp./The, 5.20%	10,800	270,324
City National Corp./CA, Series C, 5.50%	13,000	322,270
Hancock Holding Co., 5.95%	4,100	99,169
JPMorgan Chase & Co., Series W, 6.30%	4,000	103,800
JPMorgan Chase & Co., Series P, 5.45%	5,030	123,990
KKR Financial Holdings LLC, 7.50%	10,000	272,800
KKR Financial Holdings LLC, 8.38%	30,000	840,300
PNC Financial Services Group, Inc., Series Q, 5.38%	5,250	131,093
Protective Life Corp., 6.25%	12,600	334,278
State Street Corp., Series C, 5.25%	10,050	248,336

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Shares	Market Value
Preferred Stocks 11.67% - continued

Financials 2.26% - continued
U.S. Bancorp, Series F, 6.50%	8,100	$240,651
Wells Fargo & Co., 5.20%	22,050	541,989

		4,894,967
Industrials 0.32%
Pitney Bowes, Inc., 6.70%	5,700	152,475
Stanley Black & Decker, Inc., 5.75%	20,687	531,242

		683,717
Real Estate Investment Trusts 7.82%
CBL & Associates Properties, Inc., Series E, 6.63%	23,760	603,742
DDR Corp., Series K, 6.25%	10,176	259,997
Digital Realty Trust, Inc., Series G, 5.88%	16,000	388,160
Digital Realty Trust, Inc., Series F, 6.63%	12,800	331,264
Digital Realty Trust, Inc., Series E, 7.00%	37,000	963,850
Equity Commonwealth, 5.75%	10,000	241,800
Health Care REIT, Inc., Series J, 6.50%	32,000	858,240
Hudson Pacific Properties, Inc., Series B, 8.38%	14,400	376,560
Kilroy Realty Corp., 6.88%	22,454	581,559
Kimco Realty Corp., Series I, 6.00%	36,000	932,400
Kimco Realty Corp., Series J, 5.50%	44,110	1,071,873
Kimco Realty Corp., Series K, 5.63%	27,000	670,680
National Retail Properties, Inc., Series D, 6.63%	16,000	420,160
PS Business Parks, Inc., Series S, 6.45%	15,000	390,000
PS Business Parks, Inc., Series T, 6.00%	44,900	1,122,051
PS Business Parks, Inc., 5.70%	7,200	176,544
Public Storage, Inc., Series S, 5.90%	13,836	355,724
Public Storage, Inc., Series A, 5.88%	7,840	199,763
Public Storage, Inc., Series R, 6.35%	36,000	954,720
Public Storage, Inc., Series Q, 6.50%	16,000	421,120
Regency Centers Corp., Series 7, 6.00%	31,275	781,875
Regency Centers Corp., Series 6, 6.63%	40,134	1,055,123
Senior Housing Properties Trust, 5.63%	40,000	996,000
Taubman Centers, Inc., Series K, 6.25%	28,897	727,337
Taubman Centers, Inc., Series J, 6.50%	29,126	752,033
Ventas Realty LP / Ventas Capital Corp., 5.45%	10,000	254,600
Vornado Realty Trust, Series I, 6.63%	12,811	324,887
Vornado Realty Trust, Series J, 6.88%	15,817	414,247
Vornado Realty Trust, Series L, 5.40%	13,626	331,248

		16,957,557
Telecommunication Services 0.21%
Telephone & Data Systems, Inc., 5.88%	5,700	137,313
United States Cellular Corp., 7.25%	12,500	316,500

		453,813
Utilities 1.06%
Duke Energy Corp., 5.13%	9,030	228,369

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Shares	Market Value
Preferred Stocks 11.67% - continued

Utilities 1.06% - continued
Entergy Louisiana LLC, 5.25%	20,000	$505,800
Entergy New Orleans, Inc., 5.00%	20,000	500,000
NextEra Energy Capital Holdings, Inc., 5.00%	6,700	163,279
NextEra Energy Capital Holdings, Inc., Series H, 5.63%	8,775	221,657
SCE Trust I, 5.63%	19,125	485,775
SCE Trust II, 5.10%	7,700	186,725

		2,291,605

Total Preferred Stocks (Cost $24,695,984)		25,281,659

Money Market 0.42%
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.09% (b)	917,017	917,017

Total Money Market (Cost $917,017)		917,017

Total Investments – 98.77% (Cost $196,640,541)		$214,041,969
Other Assets in Excess of Liabilities – 1.23%		2,663,048

NET ASSETS – 100.00%		$216,705,017

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Rate disclosed is the seven day yield as of March 31, 2015.

AGM — Assured Guaranty Municipal Corp.

AGM-CR — Assured Guaranty Municipal Corp. Custody Receipts

AMBAC — American Municipal Bond Assurance Corp.

GTD — Guaranteed

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

SEEK — Support Education Excellence in Kentucky

Tax related: At March 31, 2015, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$19,784,914
Gross unrealized depreciation	(2,414,249)

Net unrealized appreciation	$17,370,665

Aggregate cost of securities for income tax purposes	$196,671,304

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income and Opportunity Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited)

	Principal Amount	Market Value
Municipal Bonds 40.24%

Alabama 2.37%
Health Care Authority for Baptist Health/The, Health, Hospital, Nursing Home Improvements, Refunding Revenue Bonds, Series A, 5.50%, 11/15/43	$1,000,000	$1,034,780

Arizona 2.64%
City of Glendale AZ, Senior Excise Tax Revenue, Refunding Revenue Bonds, 3.93%, 07/01/31	500,000	500,370
City of Tucson, AZ, Certificate Participation, Refunding Revenue Bonds, (AGM), 4.83%, 07/01/34	620,000	654,522

		1,154,892
California 4.11%
City of Newport Beach, CA, Certificate Participation, Public Improvements, Build America Revenue Bonds, 7.17%, 07/01/40	800,000	1,067,024
San Bernardino Community College District, Public Improvements, General Obligation Unlimited, Series C, 7.63%, 08/01/44	505,000	731,275

		1,798,299
Florida 2.34%
Pasco County School Board, School Improvements, Certificate Participation, Callable 12/01/24 @ 100, (AGM), 5.00%, 12/01/37	1,000,000	1,023,780

Georgia 2.72%
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Refunding Revenue Bonds, Series A, 7.06%, 04/01/57	1,000,000	1,186,750

Louisiana 1.14%
City of New Orleans, Public & Recreational Facilities Improvements, General Obligation Unlimited, Series A, Callable 12/01/24 @ 100, (AGM) (OID), 4.00%, 12/01/31	500,000	496,390

Michigan 2.36%
County of Macomb MI, Retirement Facilities, General Obligation Limited, Callable 11/01/25 @ 100, 4.42%, 11/01/35	1,000,000	1,030,670

Nebraska 3.61%
Public Power Generation Agency, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.24%, 01/01/41	1,315,000	1,575,975

Nevada 0.31%
County of Washoe, Public & Highway Improvements, Build America Revenue Bonds, 7.97%, 02/01/40	100,000	133,326

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income and Opportunity Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Principal Amount	Market Value
Municipal Bonds 40.24% - continued

New Jersey 1.74%
New Jersey Housing & Mortgage Finance Agency, State Multi-Family Housing, Refunding Revenue Bonds, Series E, Callable 11/01/24 @ 100, 4.47%, 11/01/37	$750,000	$759,952

New York 1.48%
Metropolitan Transportation Authority, Revenue Bonds, 6.65%, 11/15/39	225,000	311,515
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Miscellaneous Purposes Revenue Bonds, (State Aid Withholding), 5.00%, 07/15/30	300,000	337,251

		648,766
Ohio 4.00%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 8.08%, 02/15/50	1,000,000	1,618,080
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 5.94%, 02/15/47	100,000	128,511

		1,746,591
Oregon 2.27%
Washington & Multnomah Counties School District No 48J Beaverton, Pension Funding, General Obligation Limited, Callable 06/30/25 @ 100, 4.06%, 06/30/34	1,000,000	992,350

Pennsylvania 2.43%
City of Reading, PA, General Obligation Unlimited, Refunding Revenue Bonds, Callable 11/01/24 @ 100, (AGM) (OID), 5.30%, 11/01/33	1,000,000	1,063,420

Tennessee 1.81%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, 7.43%, 07/01/43	500,000	687,975
Metropolitan Government of Nashville & Davidson County TN, General Obligation Unlimited, Refunding Revenue Bonds, Series B, 3.49%, 07/01/29	100,000	102,061

		790,036
Texas 1.99%
El Paso Downtown Development Corp., Recreational Facility Improvements, Revenue Bonds, Series B, 7.25%, 08/15/43	750,000	870,382

Wisconsin 2.92%
Public Finance Authority, Parking Facility Improvements, Revenue Bonds, Callable 11/01/24 @ 100, (OID), 5.00%, 11/01/44	1,250,000	1,278,050

Total Municipal Bonds (Cost $16,808,915)		17,584,409

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income and Opportunity Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Shares	Market Value
Preferred Stocks 20.16%

Consumer Staples 1.52%
CHS, Inc., Series 4, 7.50%	24,000	$665,040

Energy 0.15%
Vanguard Natural Resources LLC, Series B, 7.63%	3,100	66,650

Financials 5.23%
Aegon NV, 8.00%	2,000	56,840
Aegon NV, 6.38%	10,000	254,400
Aviva PLC, 8.25%	2,000	55,280
Capital One Financial Corp., Series D, 6.70%	10,000	266,600
Citigroup, Inc., Series K, 6.88%	12,000	327,120
Hancock Holding Co., 5.95%	10,200	246,713
JPMorgan Chase & Co., Series T, 6.70%	10,000	269,100
JPMorgan Chase & Co., Series W, 6.30%	10,000	259,500
Zions Bancorp., 6.95%	20,000	551,600

		2,287,153
Industrials 0.74%
Pitney Bowes, Inc., 6.70%	12,000	321,000

Real Estate Investment Trusts 9.16%
Alexandria Real Estate Equities, Inc., Series E, 6.45%	10,800	280,368
American Realty Capital Properties, Inc., Series F, 6.70%	15,029	354,684
CBL & Associates Properties, Inc., Series E, 6.63%	2,640	67,082
CBL & Associates Properties, Inc., Series D, 7.38%	4,800	121,248
DDR Corp., Series J, 6.50%	11,500	293,710
Digital Realty Trust, Inc., Series H, 7.38%	13,848	382,343
Equity Commonwealth, Series E, 7.25%	14,060	366,544
Equity Commonwealth, Series D, 6.50%	6,000	147,960
Gramercy Property Trust, Inc., Series B, 7.13%	3,000	79,200
Hudson Pacific Properties, Inc., Series B, 8.38%	8,679	226,956
Kilroy Realty Corp., Series G, 6.88%	2,495	64,621
LaSalle Hotel Properties, Series H, 7.50%	10,339	265,816
Pebblebrook Hotel Trust, Series B, 8.00%	2,600	68,484
Pebblebrook Hotel Trust, Series A, 7.88%	6,000	155,940
Realty Income Corp., Series F, 6.63%	4,500	118,890
SL Green Realty Corp., Series I, 6.50%	8,100	212,625
Taubman Centers, Inc., Series K, 6.25%	3,211	80,821
Taubman Centers, Inc., Series J, 6.50%	13,436	346,918
Urstadt Biddle Properties, Inc., Series G, 6.75%	4,000	104,040
Urstadt Biddle Properties, Inc., Series F, 7.13%	10,000	265,100

		4,003,350

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income and Opportunity Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Shares	Market Value
Preferred Stocks 20.16% - continued

Telecommunication Services 1.22%
Qwest Corp., 6.88%	12,000	$315,840
United States Cellular Corp., 7.25%	8,500	215,220

		531,060
Utilities 2.14%
Duke Energy Corp., 5.13%	10,000	252,900
Entergy Mississippi, Inc., 6.00%	2,150	56,072
NextEra Energy Capital Holdings, Inc., Series H, 5.63%	10,000	252,600
SCE Trust I, 5.63%	10,000	254,000
SCE Trust II, 5.10%	5,000	121,250

		936,822
Total Preferred Stocks (Cost $8,471,608)		8,811,075

Common Stocks 27.51%

Consumer Staples 0.84%
Altria Group, Inc.	1,800	90,036
Lorillard, Inc.	1,450	94,758
Philip Morris International, Inc.	2,400	180,792

		365,586
Energy 11.95%
American Midstream Partners LP	17,500	290,500
Buckeye Partners LP	1,390	104,973
Calumet Specialty Products Partners LP	14,620	351,611
Crestwood Midstream Partners LP	14,861	215,633
Enbridge Energy Partners LP	10,511	378,501
Energy Transfer Partners LP	4,503	251,042
Global Partners LP	7,600	264,480
Kinder Morgan, Inc.	11,982	503,963
Marlin Midstream Partners LP	23,380	516,932
NGL Energy Partners LP	6,900	180,987
Plains All American Pipeline LP	1,920	93,638
Rose Rock Midstream LP	2,340	111,150
Targa Resources Partners LP	11,835	489,496
TC PipeLines LP	1,000	65,150
Tesoro Logistics LP	4,415	237,527
USA Compression Partners LP	15,250	312,167
Williams Partners LP	17,345	853,721

		5,221,471

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income and Opportunity Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Shares	Market Value
Common Stocks 27.51% - continued

Financials 2.52%
Arlington Asset Investment Corp.	10,000	$240,600
BGC Partners, Inc.	58,594	553,713
Blackstone Group LP	6,600	256,674
Northern Trust Corp.	2,000	51,000

		1,101,987
Real Estate Investment Trusts 9.80%
City Office REIT, Inc.	56,470	718,863
Digital Realty Trust, Inc.	3,240	213,710
Gramercy Property Trust, Inc.	6,250	175,438
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	72,659	1,328,207
HCP, Inc.	5,782	249,840
Independence Realty Trust, Inc.	76,579	726,735
Lexington Realty Trust	54,546	536,187
WP Carey, Inc.	4,940	335,920

		4,284,900
Telecommunication Services 1.64%
AT&T, Inc.	21,884	714,513

Utilities 0.76%
American Electric Power Co., Inc.	1,700	95,625
Consolidated Edison, Inc.	2,300	140,300
Xcel Energy, Inc.	2,800	97,468

		333,393
Total Common Stocks (Cost $11,985,444)		12,021,850

	Principal Amount
Corporate Bonds 4.92%
American University, 4.32%, 04/01/45	$250,000	$253,482
Ford Motor Co., 9.98%, 02/15/47	500,000	823,319
McLaren Health Care Corp., 4.53%, 05/15/38	290,000	291,507
Vanguard Natural Resources LLC / VNR Finance Corp, 7.88%, 04/01/20	250,000	230,000
Wells Fargo & Co., Series K, 7.98%, 03/29/49 (a)	500,000	550,000

Total Corporate Bonds (Cost $2,001,309)		2,148,308

See accompanying notes which are an integral part of this schedule of investments.

Spirit of America Income and Opportunity Fund

SCHEDULE OF INVESTMENTS  |  March 31, 2015 (Unaudited) - continued

	Shares	Market Value
Money Market 9.64%
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.09% (b)	4,213,985	$4,213,985

Total Money Market (Cost $4,213,985)		4,213,985

Total Investments – 102.47% (Cost $43,481,261)		$44,779,627
Liabilities in Excess of Other Assets – (2.47)%		(1,077,473)

NET ASSETS – 100.00%		$43,702,154

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2015.
(b)	Rate disclosed is the seven day yield as of March 31, 2015.

AGM — Assured Guaranty Municipal Corp.

OID — Original Issue Discount

Tax related: At March 31, 2015, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$1,981,770
Gross unrealized depreciation	(696,813)

Net unrealized appreciation	$1,284,957

Aggregate cost of securities for income tax purposes	$43,494,670

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS MARCH 31, 2015 (UNAUDITED)

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation: The offering price and net asset value per share for each class of the Spirit of America Real Estate Income and Growth Fund, Spirit of America Large Cap Value Fund, Spirit of America High Yield Tax Free Bond Fund, Spirit of America Income Fund and Spirit of America Income and Opportunity Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B.	Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

•	Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•	Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS MARCH 31, 2015 (UNAUDITED)

The summary of inputs used to determine the fair valuation of the Funds’ investments as of March 31, 2015, is as follows:

		Valuation Inputs
	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Real Estate Income and Growth Fund
Common Stocks *	$139,008,269	$—	$—	$139,008,269
Preferred Stocks	1,655,789	—	—	1,655,789
Money Market Securities	107,884	—	—	107,884

Total	$140,771,942	$—	$—	$140,771,942

Large Cap Value Fund
Common Stocks *	$74,053,895	$—	$—	$74,053,895
Preferred Stocks	2,514,864	—	—	2,514,864
Money Market Securities	1,854,510	—	—	1,854,510

Total	$78,423,269	$—	$—	$78,423,269

High Yield Tax Free Bond Fund
Municipal Bonds *	$—	$106,507,567	$—	$106,507,567

Total	$—	$106,507,567	$—	$106,507,567

Income Fund
Collateralized Mortgage Obligations *	$—	$461,640	$—	$461,640
Municipal Bonds	—	154,162,323	—	154,162,323
Common Stocks	14,125,485	—	—	14,125,485
Corporate Bonds	—	19,093,845	—	19,093,845
Preferred Stocks	25,281,659	—	—	25,281,659
Money Market Securities	917,017	—	—	917,017

Total	$40,324,161	$173,717,808	$—	$214,041,969

Income and Opportunity Fund
Municipal Bonds *	$—	$17,584,409	$—	$17,584,409
Preferred Stocks	8,811,075	—	—	8,811,075
Common Stocks	12,021,850	—	—	12,021,850
Corporate Bonds	—	2,148,308	—	2,148,308
Money Market Securities	4,213,985	—	—	4,213,985

Total	$25,046,910	$19,732,717	$—	$44,779,627

*Refer to Schedule of Investments for industry classifications.

The Funds did not have any transfers between levels during the period ended March 31, 2015. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS MARCH 31, 2015 (UNAUDITED)

C. Restricted Securities: Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Board. At March 31, 2015, the Spirit of America Income Fund held illiquid restricted securities representing 1% of net assets, as listed below:

Issuer Description	Acquisition Date	Principal Amount	Cost	Value
Corporate Bonds
Exelon Generation Co. LLC, 5.60%, 06/15/42	7/12/2012	$400,000	$422,156	$459,406
MetLife Capital Trust X, 9.25%, 04/08/38	6/4/2013	1,500,000	2,114,718	2,240,625

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Spirit of America Investment Fund, Inc

By	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date 5/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date 5/28/15

By	/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer
(principal financial officer)

Date 5/27/15